                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5157
                                   ---------------------------------------------

                              Anchor Pathway Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

        Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ      07311
--------------------------------------------------------------------------------
(Address of principal executive offices)                              (Zip code)

                             Robert M. Zakem, Esq.
                    Senior Vice President & General Counsel
                     AIG SunAmerica Asset Management Corp.
                          Harborside Financial Center,
                                  3200 Plaza 5
                             Jersey City, NJ 07311
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6363
                                                    ----------------------------

Date of fiscal year end: February 28
                         -------------------------

Date of reporting period: August 31, 2003
                          ------------------------

Item 1. Reports to Shareholders

        Anchor Pathyway Fund, Semiannual Report at August 31, 2003.

                                                                     LOGO

   ANCHOR PATHWAY FUND
- SEMIANNUAL REPORT - AUGUST 31, 2003

                              --------------------------------------------------
                                                    AMERICAN
                                                 PATHWAY  II
                                               VARIABLE ANNUITY

TABLE OF CONTENTS

SHAREHOLDER LETTER..........................................    1
PORTFOLIO INFORMATION
     Growth Series..........................................    2
     International Series...................................    5
     Growth -- Income Series................................    8
     Asset Allocation Series................................   13
     High-Yield Bond Series.................................   17
     U.S. Government/AAA-Rated Securities Series............   23
     Cash Management Series.................................   27
STATEMENT OF ASSETS AND LIABILITIES.........................   29
STATEMENT OF OPERATIONS.....................................   30
STATEMENT OF CHANGES IN NET ASSETS..........................   31
NOTES TO FINANCIAL STATEMENTS...............................   33
FINANCIAL HIGHLIGHTS........................................   37
TRUSTEE INFORMATION.........................................   38

---------------------

                DEAR ANCHOR PATHWAY INVESTOR:

                  We are pleased to offer the following semiannual report on the
                Anchor Pathway Fund, which serves as the underlying investment vehicle for the American Pathway II Variable Annuity. This report contains the investment information and the financial statements of the Anchor Pathway Fund series for the reporting period ended August 31, 2003. Capital Research and Management Company (CRMC) is the investment adviser to the Anchor Pathway Fund.

                  If you have any questions regarding your variable annuity, please contact your investment representative, or you may contact us directly at 1-800-445-SUN2.

                  Thank you for the confidence you place in us with your
                retirement assets, and we look forward to reporting to you once again in six months.

                Sincerely,

                /s/ JAY S. WINTROB

                Jay S. Wintrob
                Chief Executive Officer
                AIG SunAmerica Life Assurance Company
                First SunAmerica Life Insurance Company

                October 9, 2003

                ----------------------------------

                Note: Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. Past performance is no guarantee of future results.

                Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Technology companies may be subject to additional risks. They may be affected by short product cycles, aggressive pricing of products and services, competition from new market entrants and obsolescence of existing technology. As a result, this portfolio's returns may be considerably more volatile than a fund that does not invest in technology companies. International investing may involve special risks, such as foreign taxation, currency risks, risks associated with possible differences in financial standards and other monetary and political risks associated with future political and economic developments. Investments in high-yield bonds have a higher degree of risk than investment in investment grade bonds. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer's ability to make principal and interest payments. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, are not guaranteed by the U.S. government or any other federal government entity.
                                                           ---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    GROWTH SERIES                        INVESTMENT PORTFOLIO -- AUGUST 31, 2003
                                                                     (UNAUDITED)

                                                                                                          VALUE
                       COMMON STOCK -- 84.6%                                             SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CAPITAL EQUIPMENT -- 16.8%
                       Aerospace & Military Technology -- 1.9%
                       Northrop Grumman Corp. .....................................       25,000        $  2,387
                       Raytheon Co. ...............................................      246,000           7,887

                       Data Processing & Reproduction -- 1.7%
                       Microsoft Corp. +...........................................      230,000           6,100
                       Peoplesoft, Inc. +..........................................      175,000           3,167

                       Electronic Components -- 13.2%
                       Altera Corp. +..............................................      195,000           4,376
                       Analog Devices, Inc. +......................................      375,000          15,375
                       Applied Materials, Inc. +...................................      310,000           6,696
                       Flextronics International, Ltd. +...........................      455,000           6,138
                       General Electric Co. .......................................       70,000           2,070
                       Texas Instruments, Inc. ....................................    1,000,000          23,850
                       Tyco International, Ltd. ...................................      325,000           6,688
                       Xilinx, Inc. +..............................................      200,000           6,168
                                                                                                        ---------
                                                                                                          90,902
                                                                                                        ---------
                       CONSUMER GOODS -- 19.6%
                       Beverages & Tobacco -- 8.8%
                       Altria Group, Inc. .........................................      690,000          28,442
                       Anheuser Busch Cos., Inc. ..................................      150,000           7,731
                       PepsiCo, Inc. ..............................................      250,000          11,135

                       Food & Beverage -- 2.9%
                       Performance Food Group Co. +................................      400,000          15,684

                       Health & Personal Care -- 3.4%
                       AstraZeneca, PLC............................................      230,000           9,131
                       Forest Laboratories, Inc. +.................................      200,000           9,400

                       Retail -- 4.5%
                       Kohl's Corp. +..............................................       50,000           3,163
                       Lowe's Cos, Inc. ...........................................      100,000           5,486
                       Michaels Stores, Inc. +.....................................      170,000           7,726
                       Target Corp. ...............................................      200,000           8,120
                                                                                                        ---------
                                                                                                         106,018
                                                                                                        ---------
                       ENERGY -- 3.9%
                       Energy Sources
                       EOG Resources, Inc. ........................................       75,000           3,180
                       Murphy Oil Corp. ...........................................      130,000           7,505
                       Pogo Producing Co. .........................................      227,500          10,456
                                                                                                        ---------
                                                                                                          21,141
                                                                                                        ---------
                       FINANCE -- 9.0%
                       Financial Services -- 1.8%
                       Fannie Mae..................................................       67,000           4,341
                       Paychex, Inc. ..............................................      150,000           5,400

---------------------

                                                                                                          VALUE
                       COMMON STOCK (CONTINUED)                                          SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Insurance -- 7.2%
                       Arthur J. Gallagher & Co. ..................................      270,000        $  7,290
                       Berkshire Hathaway, Inc., Class A +.........................          100           7,578
                       Progressive Corp. ..........................................      200,000          14,148
                       XL Capital, Ltd., Class A...................................      130,000           9,847
                                                                                                        ---------
                                                                                                          48,604
                                                                                                        ---------
                       SERVICES -- 34.2%
                       Broadcasting & Publishing -- 12.3%
                       AOL Time Warner, Inc. +.....................................    1,346,250          22,025
                       Clear Channel Communications, Inc. +........................      133,800           6,037
                       Comcast Corp., Class A +....................................       29,115             866
                       Comcast Corp., Special Class A +............................      450,000          12,762
                       Viacom, Inc., Class B +.....................................      545,000          24,525

                       Business & Public Services -- 4.6%
                       Allied Waste Industries, Inc. +.............................      350,000           3,871
                       Ebay, Inc. +................................................      110,000           6,092
                       FedEx Corp. ................................................      100,000           6,710
                       Yahoo!, Inc. +..............................................      250,000           8,350

                       Cellular & Paging -- 3.0%
                       AT&T Wireless Services, Inc. +..............................    1,340,000          11,551
                       Sprint Corp.-PCS Group +....................................      437,100           2,269
                       Vodafone Group, PLC.........................................      452,000             825
                       Vodafone Group, PLC ADR.....................................       85,000           1,555

                       Hotels & Restaurants -- 0.2%
                       Harrahs Entertainment, Inc. ................................       20,000             828

                       Leisure & Tourism -- 7.4%
                       Interactive Corp. ..........................................      753,000          27,868
                       Sabre Holdings Corp., Class A +.............................      166,209           3,760
                       Starbucks Corp. +...........................................      300,000           8,532

                       Telecommunications -- 2.6%
                       Cisco Systems, Inc. +.......................................      300,000           5,745
                       Telefonos de Mexico SA de CV ADR............................      270,000           8,184

                       Transportation: Airlines -- 4.1%
                       Ryanair Holdgs, PLC.........................................      125,000           5,286
                       Southwest Airlines Co.......................................    1,000,000          17,090
                                                                                                        ---------
                                                                                                         184,731
                                                                                                        ---------
                       OTHER COMMON STOCK -- 1.1%..................................                        5,875
                                                                                                        ---------
                       TOTAL COMMON STOCK (cost $332,742)..........................                      457,271
                                                                                                        ---------
                       PREFERRED STOCK -- 3.8%
                       ---------------------------------------------------------------------------------------------
                       SERVICES -- 3.8%
                       Broadcasting & Publishing -- 3.8%
                       News Corp., Ltd. ADR 0.79% (cost $11,907)...................      715,000          20,678
                                                                                                        ---------
                       TOTAL INVESTMENT SECURITIES (cost $344,649).................                      477,949
                                                                                                        ---------

                                                           ---------------------

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                       SHORT-TERM SECURITIES -- 8.9%                                 (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES -- 7.1%
                       CAFCO, LLC 1.05% due 9/23/03................................    $   4,000        $  3,997
                       Du Pont (E.I.) de Nemours and Co. 1.03% due 10/02/03........        5,000           4,995
                       General Electric Capital Corp. 1.09% due 9/02/03............        5,700           5,700
                       Golden Peanut Co. 1.02% due 9/03/03.........................        5,900           5,900
                       International Business Machines Corp. 1.00% due 9/02/03.....        4,300           4,300
                       Preferred Receivables Funding 1.05% due 9/22/03.............        1,700           1,699
                       Receivables Capital Corp. 1.06% due 9/15/03.................        4,000           3,998
                       Verizon Network Fund 1.03% due 9/29/03......................        7,800           7,794
                                                                                                        ---------
                       TOTAL CORPORATE SHORT-TERM NOTES (cost $38,383).............                       38,383
                                                                                                        ---------
                       U.S. GOVERNMENT & AGENCIES -- 0.6%
                       Federal Home Loan Bank Disc. Notes 0.93% due 9/05/03 (cost
                         $3,500)...................................................        3,500           3,500
                                                                                                        ---------
                       UNITED STATES TREASURY -- 1.2%
                       United States Treasury Bills 0.91% due 10/02/03 (cost
                         $6,295)...................................................        6,300           6,295
                                                                                                        ---------
                       TOTAL SHORT-TERM SECURITIES (cost $48,178)..................                       48,178
                                                                                                        ---------

                       TOTAL INVESTMENTS --
                         (cost $392,827)                                       97.3%                             $526,127
                       Other assets less liabilities --                         2.7                                14,621
                                                                             -------                             ---------
                       NET ASSETS --                                          100.0%                             $540,748
                                                                             =======                             =========

              -----------------------------

+ Non-income producing security

ADR -- American Depository Receipt

See Notes to Financial Statements.

---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    INTERNATIONAL SERIES                 INVESTMENT PORTFOLIO -- AUGUST 31, 2003
                                                                     (UNAUDITED)

                                                                                                      VALUE
                       COMMON STOCK -- 87.4%                                           SHARES     (IN THOUSANDS)
                       -----------------------------------------------------------------------------------------
                       AUSTRALIA -- 9.3%
                       Foster's Group, Ltd. (Consumer Goods).......................  1,158,046      $  3,414
                       News Corp., Ltd. ADR (Services).............................    100,000         3,435
                       Qantas Airways, Ltd. (Services).............................  1,450,000         3,051
                                                                                                    ---------
                                                                                                       9,900
                                                                                                    ---------
                       BELGIUM -- 2.3%
                       Groupe Bruxelles Lambert SA (Finance).......................     54,000         2,474
                                                                                                    ---------
                       BRAZIL -- 1.3%
                       Petroleo Brasileiro SA ADR (Energy).........................     62,500         1,381
                                                                                                    ---------
                       DENMARK -- 1.5%
                       Novo Nordisk A/S, Class B (Consumer Goods)..................     46,000         1,635
                                                                                                    ---------
                       FINLAND -- 4.2%
                       UPM-Kymmene Oyj (Materials).................................    246,000         4,462
                                                                                                    ---------
                       FRANCE -- 3.5%
                       Sanofi-Synthelabo SA (Consumer Goods).......................     45,000         2,533
                       Vivendi Universal SA (Services).............................     70,000         1,178
                                                                                                    ---------
                                                                                                       3,711
                                                                                                    ---------
                       GERMANY -- 4.3%
                       Deutsche Bank AG (Finance) +................................     32,000         1,852
                       Deutsche Telekom AG (Services)..............................    187,000         2,672
                                                                                                    ---------
                                                                                                       4,524
                                                                                                    ---------
                       HONG KONG -- 1.0%
                       Hang Lung Group, Ltd (Housing)..............................  1,075,000         1,103
                                                                                                    ---------
                       ITALY -- 2.6%
                       ENI-Ente Nazionale Idrocarburi, SpA (Energy)................    180,000         2,723
                                                                                                    ---------
                       JAPAN -- 19.7%
                       Canon, Inc. (Consumer Goods)................................     28,000         1,346
                       Daito Trust Construction Co., Ltd. (Home Building & Real
                         Estate)...................................................     40,000         1,076
                       Hirose Electric Co., Ltd. (Capital Equipment)...............     27,300         2,922
                       Honda Motor Co., Ltd. (Consumer Goods)......................     23,500           957
                       Hoya Corp. (Capital Equipment)..............................      8,400           643
                       KDDI Corp. (Services).......................................        145           742
                       Mitsubishi Estate Co., Ltd. (Housing).......................    267,000         2,393
                       NEC Corp. (Capital Equipment)...............................     96,000           716
                       Nitto Denko Corp. (Materials)...............................     38,000         1,677
                       Rohm Co., Ltd. (Capital Equipment)..........................     23,000         3,004
                       Shionogi & Co., Ltd. (Consumer Goods).......................    140,000         2,059
                       TonenGeneral Sekiyu K.K. (Energy)...........................    300,000         2,041
                       Toyota Motor Corp. (Consumer Goods).........................     47,000         1,297
                                                                                                    ---------
                                                                                                      20,873
                                                                                                    ---------

                                                           ---------------------

                                                                                                      VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES     (IN THOUSANDS)
                       -----------------------------------------------------------------------------------------
                       MEXICO -- 1.4%
                       Grupo Televisa SA GDR (Services) +..........................     35,000      $  1,312
                       Wal-Mart de Mexico SA de CV, Series C (Consumer Services)...        659             2
                       Wal-Mart de Mexico SA de CV, Series V (Consumer Services)...     49,461           135
                                                                                                    ---------
                                                                                                       1,449
                                                                                                    ---------
                       NETHERLANDS -- 13.2%
                       Abn Amro Holdings NV (Finance)..............................    115,000         2,017
                       ASML Holding NV (Capital Equipment) +.......................    100,000         1,578
                       Koninklijke KPN NV (Services) +.............................    374,000         2,594
                       Reed Elsevier NV (Finance)..................................    175,000         1,932
                       Unilever NV (Consumer Goods)................................     31,000         1,735
                       VNU NV (Services)...........................................    135,359         4,211
                                                                                                    ---------
                                                                                                      14,067
                                                                                                    ---------
                       NORWAY -- 2.9%
                       Orkla ASA (Multi-industry)..................................    160,000         3,044
                                                                                                    ---------
                       PHILIPPINES -- 0.3%
                       Philippine Long Distance Telephone Co. (Services) +.........     35,000           341
                                                                                                    ---------
                       SINGAPORE -- 1.4%
                       Singapore Telecommunications, Ltd. (Services)...............  1,550,000         1,503
                                                                                                    ---------
                       SOUTH KOREA -- 3.8%
                       Samsung Electro-Mechanics Co., Ltd. (Capital Equipment).....     28,000         1,011
                       Samsung Electronics Co., Ltd. (Capital Equipment)...........      5,700         2,111
                       Samsung SDI Co., Ltd. (Capital Equipment)...................      9,400           884
                                                                                                    ---------
                                                                                                       4,006
                                                                                                    ---------
                       SWITZERLAND -- 5.2%
                       Compagnie Financiere Richemont AG (Consumer Services).......     47,600           911
                       Nestle SA (Consumer Goods)..................................     21,250         4,631
                                                                                                    ---------
                                                                                                       5,542
                                                                                                    ---------
                       UNITED KINGDOM -- 7.8%
                       HBOS, PLC (Finance).........................................     95,000         1,055
                       HSBC Holdings, PLC (Finance)................................     90,000         1,171
                       mm02, PLC (Services)........................................  1,374,000         1,149
                       Scottish Power, PLC (Energy)................................    132,240           756
                       Shell Transport & Trading Co., PLC ADR (Energy).............     48,000         1,845
                       Vodafone Group, PLC (Services)..............................  1,245,000         2,273
                                                                                                    ---------
                                                                                                       8,249
                                                                                                    ---------
                       OTHER COMMON STOCK -- 1.7%..................................                    1,785
                                                                                                    ---------
                       TOTAL COMMON STOCK (cost $85,430)...........................                   92,772
                                                                                                    ---------
                       PREFERRED STOCK -- 2.0%
                       -----------------------------------------------------------------------------------------
                       BRAZIL
                       Cia Vale do Rio Doce (Materials)(1) (cost $1,652)...........     62,000         2,122
                                                                                                    ---------
                       TOTAL INVESTMENT SECURITIES (cost $87,082)..................                   94,894
                                                                                                    ---------

---------------------

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                       SHORT-TERM SECURITIES -- 10.3%                                (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES
                       American Honda Finance Corp. 1.03% due 9/03/03..............     $   2,319       $  2,319
                       Archer Daniels Midland Co. 1.05% due 9/30/03................         1,800          1,798
                       Danske Corp. 1.05% due 9/19/03..............................         1,700          1,699
                       General Electric Capital Corp. 1.09% due 9/02/03............         1,500          1,500
                       KFW International Finance, Inc. 1.05% due 11/13/03..........         2,000          1,996
                       Rabobank USA Financial Corp. 1.04% due 10/21/03.............         1,650          1,648
                                                                                                        ---------
                       TOTAL SHORT TERM SECURITIES (cost $10,960)..................                       10,960
                                                                                                        ---------

                       TOTAL INVESTMENTS --
                         (cost $98,042)                                          99.7%                    $105,854
                       Other assets less liabilities --                           0.3                          268
                                                                               -------                    ---------
                       NET ASSETS --                                            100.0%                    $106,122
                                                                               =======                    =========

              -----------------------------

              +   Non-income producing security

              ADR -- American Depository Receipt

              GDR -- Global Depository Receipt

              (1) Fair valued security -- See Note 2

              See Notes to Financial Statements.

                                                           ---------------------

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---------------------

    ANCHOR PATHWAY FUND
    GROWTH-INCOME SERIES                 INVESTMENT PORTFOLIO -- AUGUST 31, 2003
                                                                     (UNAUDITED)

                                                                                                         VALUE
                       COMMON STOCK -- 90.9%                                            SHARES       (IN THOUSANDS)
                       --------------------------------------------------------------------------------------------
                       CAPITAL EQUIPMENT -- 18.9%
                       Aerospace & Military Technology -- 5.1%
                       General Dynamics Corp. .....................................       80,000       $  6,889
                       Honeywell International, Inc. ..............................      142,500          4,131
                       Lockheed Martin Corp. ......................................       80,000          4,098
                       Northrop Grumman Corp. .....................................       21,428          2,046
                       Raytheon Co. ...............................................       80,000          2,565
                       United Technologies Corp. ..................................      105,800          8,490

                       Data Processing & Reproduction -- 3.9%
                       Dell, Inc. +................................................       60,000          1,958
                       Hewlett-Packard Co. ........................................      100,000          1,992
                       International Business Machines Corp. ......................      100,000          8,201
                       Microsoft Corp. +...........................................      120,000          3,182
                       Oracle Corp. +..............................................      240,000          3,067
                       Xerox Corp. +...............................................      300,000          3,234

                       Electronic Components -- 7.0%
                       Applera Corp. -- Applied Biosystems Group...................       40,000            870
                       Applied Materials, Inc. +...................................      160,000          3,456
                       EMC Corp. +.................................................      290,600          3,705
                       Emerson Electric Co. .......................................       25,000          1,394
                       General Electric Co. .......................................      380,000         11,237
                       Intel Corp. ................................................       90,000          2,576
                       LSI Logic Corp. +...........................................      150,000          1,731
                       Sanmina-SCI Corp. +.........................................      200,000          1,796
                       Taiwan Semiconductor Manufacturing Co., Ltd. ADR +..........      270,000          3,181
                       Texas Instruments, Inc. ....................................      360,000          8,586

                       Energy Equipment -- 1.4%
                       Schlumberger, Ltd. .........................................      150,000          7,427

                       Industrial Components -- 1.5%
                       Dana Corp. .................................................       50,000            771
                       Ingersoll-Rand Co. Class A..................................      120,000          7,142
                                                                                                       ---------
                                                                                                        103,725
                                                                                                       ---------
                       CONSUMER GOODS -- 25.5%
                       Automotive -- 1.9%
                       General Motors Corp. .......................................      160,000          6,576
                       Magna International, Inc. ..................................       50,000          4,180

                       Beverages & Tobacco -- 1.6%
                       Altria Group, Inc. .........................................      150,000          6,183
                       Coca-Cola Co. ..............................................       55,000          2,394

                       Food Retail -- 1.2%
                       Albertson's, Inc. ..........................................      320,000          6,726

                       Food & Household Products -- 3.3%
                       Crown Holdings, Inc. +......................................      150,000          1,113
                       Del Monte Foods Co. +.......................................      300,000          2,694
                       General Mills, Inc. ........................................      100,000          4,636
                       HJ Heinz Co. ...............................................      110,000          3,560
                       Sara Lee Corp. .............................................      325,000          6,168

---------------------

                                                                                                         VALUE
                       COMMON STOCK (CONTINUED)                                         SHARES       (IN THOUSANDS)
                       --------------------------------------------------------------------------------------------
                       CONSUMER GOODS (continued)
                       Health & Personal Care -- 10.0%
                       AstraZeneca, PLC ADR........................................      156,500       $  6,205
                       Avon Products, Inc. ........................................      140,000          8,974
                       Biogen, Inc. +..............................................       60,000          2,368
                       Bristol-Myers Squibb Co. ...................................      180,000          4,567
                       Cardinal Health, Inc. ......................................       90,000          5,124
                       Eli Lilly & Co. ............................................      140,000          9,314
                       Johnson & Johnson...........................................       60,000          2,975
                       Kimberly-Clark Corp. .......................................       40,000          2,044
                       Merck & Co., Inc. ..........................................       50,000          2,516
                       Pfizer, Inc. ...............................................      155,000          4,637
                       Schering-Plough Corp. ......................................      125,000          1,899
                       Sepracor, Inc. +............................................       73,887          1,989
                       Service Corp. International +...............................      600,000          2,400

                       Industrial Machinery -- 0.4%
                       Illinois Tool Works, Inc. ..................................       30,000          2,169

                       Retail -- 5.9%
                       Circuit City Stores, Inc. ..................................      145,000          1,512
                       Dollar General Corp. .......................................      250,000          5,732
                       Federated Department Stores, Inc. +.........................       85,000          3,715
                       Gap, Inc. ..................................................      250,000          5,222
                       Limited Brands..............................................      225,000          3,816
                       Lowe's Cos, Inc. ...........................................       80,000          4,389
                       May Department Stores Co. ..................................      140,000          3,861
                       Target Corp. ...............................................       75,000          3,045
                       Walgreen Co. ...............................................       40,000          1,303

                       Textiles & Apparels -- 1.2%
                       Nike, Inc. Class B..........................................       40,000          2,279
                       VF Corp. ...................................................      100,000          4,010
                                                                                                       ---------
                                                                                                        140,295
                                                                                                       ---------
                       ENERGY -- 8.4%
                       Energy Sources -- 6.4%
                       ChevronTexaco Corp. ........................................      111,600          8,132
                       ConocoPhillips..............................................       23,385          1,306
                       Devon Energy Corp. .........................................       70,000          3,622
                       Exxon Mobil Corp. ..........................................       60,000          2,262
                       Halliburton Co. ............................................       40,000            967
                       Marathon Oil Corp. .........................................      220,000          6,136
                       Petro-Canada................................................      160,000          6,310
                       Royal Dutch Petroleum Co. ..................................       80,000          3,590
                       Unocal Corp. ...............................................      100,000          3,062

                       Utilities: Electric, Gas & Water -- 2.0%
                       Dominion Resources, Inc. ...................................       25,000          1,514
                       Duke Energy Corp. ..........................................      400,600          6,842
                       Progress Energy, Inc. ......................................       40,000          1,620
                       TECO Energy, Inc. ..........................................       85,000          1,006
                                                                                                       ---------
                                                                                                         46,369
                                                                                                       ---------
                       FINANCE -- 14.5%
                       Banks -- 5.3%
                       Bank of America Corp. ......................................       70,000          5,548
                       Bank of New York Co., Inc. .................................      100,000          2,942
                       City National Corp. ........................................       60,000          3,102
                       Deutsche Bank AG............................................       40,000          2,315
                       HSBC Holdings, PLC..........................................       42,800          2,753
                       SunTrust Banks, Inc. .......................................       25,000          1,528

                                                           ---------------------

                                                                                                         VALUE
                       COMMON STOCK (CONTINUED)                                         SHARES       (IN THOUSANDS)
                       --------------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Banks (continued)
                       Wachovia Corp. .............................................      125,000       $  5,269
                       Wells Fargo & Co. ..........................................      110,000          5,515

                       Financial Services -- 5.3%
                       American Express Co. .......................................       80,000          3,604
                       Citigroup, Inc. ............................................       66,000          2,861
                       Fannie Mae..................................................       60,000          3,887
                       FleetBoston Financial Corp. ................................       75,000          2,219
                       JP Morgan Chase & Co. ......................................      280,000          9,582
                       MGIC Investment Corp. ......................................       50,000          2,818
                       Mitsubishi Tokyo Financial Group, Inc. ADR..................      100,000            587
                       PNC Financial Services Group, Inc. .........................       60,000          2,856
                       Sumitomo Mitsui Financial Group, Inc. ADR +(1)..............      210,000            704

                       Insurance -- 3.9%
                       Allstate Corp. .............................................      145,000          5,184
                       Cigna Corp. ................................................       85,000          4,053
                       Jefferson-Pilot Corp. ......................................       60,000          2,656
                       Manulife Financial Corp. ...................................      150,000          4,536
                       Royal & Sun Alliance Insurance Group........................      600,000          1,311
                       XL Capital, Ltd., Class A...................................       50,000          3,787
                                                                                                       ---------
                                                                                                         79,617
                                                                                                       ---------
                       HOUSING -- 0.7%
                       Home Building & Real Estate -- 0.7%
                       Boston Properties, Inc. ....................................       45,000          1,933
                       Equity Residential..........................................       60,000          1,745
                                                                                                       ---------
                                                                                                          3,678
                                                                                                       ---------
                       MATERIALS -- 3.7%
                       Chemicals -- 1.1%
                       Ashland, Inc. ..............................................       48,800          1,613
                       Dow Chemical Co. ...........................................       35,000          1,209
                       Millennium Chemicals, Inc. .................................      300,000          3,246

                       Forest Products & Paper -- 1.9%
                       International Paper Co. ....................................       90,000          3,650
                       MeadWestvaco Corp. .........................................       58,200          1,475
                       Sonoco Products Co. ........................................      100,000          2,277
                       Weyerhaeuser Co. ...........................................       50,000          2,975

                       Metals: Non-ferrous -- 0.7%
                       Rio Tinto, PLC..............................................      170,000          3,730
                                                                                                       ---------
                                                                                                         20,175
                                                                                                       ---------
                       SERVICES -- 16.9%
                       Broadcasting & Publishing -- 2.6%
                       AOL Time Warner, Inc. +.....................................      420,000          6,871
                       Comcast Corp., Class A +....................................       45,290          1,347
                       Dow Jones & Co., Inc. ......................................       60,000          2,548
                       Gannett Co., Inc. ..........................................       20,000          1,569
                       Viacom, Inc., Class B +.....................................       45,000          2,025

                       Business & Public Services -- 5.8%
                       Allied Waste Industries, Inc. +.............................    1,075,000         11,889
                       Avery Dennison Corp. .......................................       60,000          3,285
                       Ikon Office Solutions, Inc. ................................      200,000          1,442
                       Interpublic Group of Cos., Inc. ............................      150,000          2,273
                       Pitney Bowes, Inc. .........................................      170,000          6,630
                       Yahoo!, Inc. +..............................................      200,000          6,680

---------------------

                                                                                                         VALUE
                       COMMON STOCK (CONTINUED)                                         SHARES       (IN THOUSANDS)
                       --------------------------------------------------------------------------------------------
                       SERVICES (continued)
                       Business Services -- 1.8%
                       Automatic Data Processing, Inc. ............................       60,000       $  2,395
                       Electronic Data Systems Corp. ..............................      115,000          2,510
                       ServiceMaster Co. ..........................................      520,000          5,205

                       Cellular & Paging -- 1.5%
                       AT&T Wireless Services, Inc. +..............................      700,000          6,034
                       Nextel Communications, Inc. Class A +.......................      100,000          1,928

                       Leisure & Tourism -- 0.7%
                       Carnival Corp. .............................................       50,000          1,730
                       McDonald's Corp. ...........................................      100,000          2,242

                       Telecommunications -- 2.9%
                       AT&T Corp. .................................................      154,000          3,434
                       Cisco Systems, Inc. +.......................................      400,000          7,660
                       Nokia Oyi ADR...............................................      125,000          2,036
                       SBC Communications, Inc. ...................................       40,000            900
                       Sprint Corp.-FON Group......................................      120,000          1,772

                       Transportation: Airlines -- 0.5%
                       Southwest Airlines Co. .....................................      150,000          2,564

                       Transportation: Rail & Road -- 1.1%
                       Burlington Northern Santa Fe Corp. .........................      155,000          4,394
                       Norfolk Southern Corp. .....................................       90,000          1,714
                                                                                                       ---------
                                                                                                         93,077
                                                                                                       ---------
                       OTHER COMMON STOCK -- 2.3%..................................                      12,621
                                                                                                       ---------
                       TOTAL COMMON STOCK (cost $484,195)..........................                     499,557
                                                                                                       ---------
                       PREFERRED STOCK -- 1.6%
                       --------------------------------------------------------------------------------------------
                       FINANCE -- 0.1%
                       Financial Services -- 0.1%
                       SMFG Finance 2.25% (Convertible) (1)........................   60,000,000            702
                                                                                                       ---------
                       SERVICES -- 1.5%
                       Broadcasting & Publishing -- 0.4%
                       News Corp., Ltd. ADR 0.79%..................................       80,000          2,313

                       Telecommunications -- 1.1%
                       Lucent Technologies, Inc. 8.00% (1).........................        6,000          6,013
                                                                                                       ---------
                                                                                                          8,326
                                                                                                       ---------
                       TOTAL PREFERRED STOCK (cost $5,614).........................                       9,028
                                                                                                       ---------
                       TOTAL INVESTMENT SECURITIES (cost $489,809).................                     508,585
                                                                                                       ---------

                                                           ---------------------

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                       SHORT-TERM SECURITIES -- 7.1%                                 (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES -- 4.0%
                       Coca-Cola Co. due 1.00% 10/03/03............................    $    2,000       $  1,998
                       Du Pont (E.I.) de Nemours and Co. 1.03% due 10/02/03........         5,800          5,795
                       General Electric Capital Corp. 1.09% due 9/02/03............         4,000          4,000
                       International Business Machines Corp. 1.00% due 9/02/03.....         3,000          3,000
                       Receivables Capital Corp. 1.06% due 9/15/03.................         4,400          4,398
                       Verizon Network Fund 1.03% due 9/29/03......................         3,000          2,998
                                                                                                        ---------
                       TOTAL CORPORATE SHORT-TERM NOTES (cost $22,189).............                       22,189
                                                                                                        ---------
                       U.S. GOVERNMENT & AGENCIES -- 1.2%
                       Federal Home Loan Bank Disc. Notes 1.00% due 9/05/03 (cost
                         $6,499)...................................................         6,500          6,499
                                                                                                        ---------
                       UNITED STATES TREASURY -- 1.9%
                       United States Treasury Bills 0.89% due 10/02/03.............         4,500          4,497
                       United States Treasury Bills 0.91% due 10/02/03.............         6,000          5,995
                                                                                                        ---------
                       TOTAL UNITED STATES TREASURY (cost $10,492).................                       10,492
                                                                                                        ---------
                       TOTAL SHORT-TERM SECURITIES (cost $39,180)..................                       39,180
                                                                                                        ---------

                       TOTAL INVESTMENTS --
                         (cost $528,989)                                         99.6%                  $547,765
                       Other assets less liabilities --                           0.4                      2,057
                                                                               -------                  ---------
                       NET ASSETS --                                            100.0%                  $549,822
                                                                               =======                  =========

              -----------------------------

              ADR -- American Depository Receipt

              +   Non-income producing security

              (1) Fair valued security -- See Note 2

              See Notes to Financial Statements.

---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    ASSET ALLOCATION SERIES              INVESTMENT PORTFOLIO -- AUGUST 31, 2003
                                                                     (UNAUDITED)

                                                                                                          VALUE
                       COMMON STOCK -- 70.4%                                             SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CAPITAL EQUIPMENT -- 14.7%
                       Aerospace & Military Technology -- 3.3%
                       Honeywell International, Inc. ..............................      45,000          $ 1,305
                       Raytheon Co. ...............................................      40,000            1,282

                       Data Processing & Reproduction -- 3.1%
                       Hewlett-Packard Co. ........................................      60,000            1,195
                       International Business Machines Corp. ......................      15,000            1,230

                       Electronic Components -- 3.4%
                       General Electric Co. .......................................      50,000            1,478
                       Texas Instruments, Inc. ....................................      50,000            1,193

                       Energy Equipment -- 1.7%
                       Schlumberger, Ltd. .........................................      27,000            1,337

                       Industrial Components -- 1.8%
                       Genuine Parts Co. ..........................................      45,000            1,441

                       Machinery & Engineering -- 1.4%
                       Dover Corp. ................................................      30,000            1,140
                                                                                                         --------
                                                                                                          11,601
                                                                                                         --------
                       CONSUMER GOODS -- 21.1%

                       Automotive -- 2.6%
                       General Motors Corp. .......................................      50,000            2,055

                       Food Retail -- 1.1%
                       Albertson's, Inc. ..........................................      40,000              841

                       Food & Household Products -- 2.9%
                       General Mills, Inc. ........................................      30,000            1,391
                       Sara Lee Corp. .............................................      50,000              949

                       Health & Personal Care -- 8.5%
                       AstraZeneca, PLC............................................      31,000            1,231
                       AstraZeneca, PLC ADR........................................      19,000              753
                       Bristol-Myers Squibb Co. ...................................      50,000            1,268
                       Eli Lilly & Co. ............................................      20,000            1,331
                       Schering-Plough Corp. ......................................      50,000              760
                       Unilever NV.................................................      25,000            1,399

                       Retail -- 6.0%
                       May Department Stores Co. ..................................      50,000            1,379
                       Target Corp. ...............................................      35,000            1,421
                       Walgreen Co. ...............................................      60,000            1,954
                                                                                                         --------
                                                                                                          16,732
                                                                                                         --------
                       ENERGY -- 7.7%

                       Energy Sources -- 4.7%
                       ChevronTexaco Corp. ........................................      29,250            2,131
                       Petro-Canada................................................      40,000            1,578

                                                           ---------------------

                                                                                                          VALUE
                       COMMON STOCK (CONTINUED)                                          SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       ENERGY (continued)
                       Utilities: Electric, Gas & Water -- 3.0%
                       American Electric Power Co., Inc. ..........................      14,100          $   399
                       Duke Energy Corp. ..........................................      60,000            1,025
                       El Paso Corp. ..............................................     130,000              954
                                                                                                         --------
                                                                                                           6,087
                                                                                                         --------
                       FINANCE -- 9.3%

                       Banks -- 2.0%
                       Bank of America Corp. ......................................      20,000            1,585

                       Financial Services -- 5.5%
                       Citigroup, Inc. ............................................      30,000            1,301
                       Fannie Mae..................................................      20,000            1,296
                       FleetBoston Financial Corp. ................................      60,000            1,775

                       Insurance -- 1.8%
                       Allstate Corp. .............................................      40,000            1,430
                                                                                                         --------
                                                                                                           7,387
                                                                                                         --------
                       MATERIALS -- 5.4%

                       Chemicals -- 1.9%
                       Dow Chemical Co. ...........................................      45,000            1,554

                       Forest Products & Paper -- 2.2%
                       Weyerhaeuser Co. ...........................................      30,000            1,785

                       Metals & Minerals -- 1.3%
                       Alcoa, Inc. ................................................      35,000              999
                                                                                                         --------
                                                                                                           4,338
                                                                                                         --------
                       SERVICES -- 9.5%

                       Business & Public Services -- 2.2%
                       Pitney Bowes, Inc. .........................................      45,000            1,755

                       Leisure & Tourism -- 2.6%
                       Carnival Corp...............................................      60,000            2,075

                       Telecommunications -- 4.7%
                       AT&T Corp. .................................................      40,000              892
                       CenturyTel, Inc. ...........................................      55,000            1,912
                       Sprint Corp.-FON Group......................................      60,000              886
                                                                                                         --------
                                                                                                           7,520
                                                                                                         --------
                       OTHER COMMON STOCK -- 2.7%..................................                        2,232
                                                                                                         --------
                       TOTAL COMMON STOCK (cost $53,779)...........................                       55,897
                                                                                                         --------
                                                                                       PRINCIPAL
                                                                                         AMOUNT
                       BONDS & NOTES -- 23.6%                                        (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       ENERGY -- 0.3%

                       Energy Sources -- 0.3%
                       Conoco, Inc. 6.35% 2009.....................................     $   250              276
                                                                                                         --------
                       FINANCE -- 4.3%

                       Banks -- 0.7%
                       Chevy Chase Savings Bank 9.25% 2008.........................         500              503

---------------------

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                       BONDS & NOTES (CONTINUED)                                     (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Financial Services -- 3.6%
                       Capital One Financial Corp. 7.13% 2008......................     $   500          $   520
                       Ford Motor Credit Co. 5.80% 2009............................         500              485
                       Mizuho JGB Investment, LLC 9.87% 2008 *(1)..................         250              263
                       Mizuho Preferred Capital Co., LLC 8.79% 2008 *(1)...........         500              504
                       PP&L Transition Bond Co., LLC, Series 1999-1 Class A7 7.05%
                         2009......................................................         250              280
                       Societe Generale Real Estate Co., LLC 7.64% 2007 *(1).......         500              558
                       Tokai Preferred Capital Co., LLC 9.98% 2008 *(1)(2).........         250              266
                                                                                                         --------
                                                                                                           3,379
                                                                                                         --------
                       MATERIALS -- 0.6%
                       Chemicals -- 0.6%
                       Equistar Chemicals LP 8.75% 2009............................         500              465
                                                                                                         --------
                       SERVICES -- 4.3%
                       Broadcasting & Publishing -- 2.3%
                       British Sky Broadcasting, PLC 8.20% 2009....................         500              571
                       Time Warner, Inc. 9.13% 2013................................       1,000            1,222

                       Business Services -- 0.7%
                       Allied Waste North America, Inc. 10.00% 2009................         500              541

                       Leisure & Tourism -- 0.6%
                       Royal Caribbean Cruises, Ltd. 7.00% 2007....................         500              499

                       Transportation: Airlines -- 0.7%
                       Delta Air Lines, Inc., Series 93A2 10.50% 2016 (2)..........         500              350
                       Jet Equipment Trust 7.83% 2012 *(2).........................         403               28
                       United AirLines, Inc. 7.87% 2019 (3)........................         500              197
                                                                                                         --------
                                                                                                           3,408
                                                                                                         --------
                       U.S. GOVERNMENT & AGENCIES -- 0.1%
                       Government National Mtg. Assoc. 8.50% 2029..................          48               52
                                                                                                         --------
                       UNITED STATES TREASURY -- 14.0%
                       United States Treasury Bonds 7.25% 2016.....................       2,000            2,445
                       United States Treasury Bonds 8.75% 2008.....................       2,500            2,538
                       United States Treasury Notes 6.63% 2007.....................       3,600            4,070
                       United States Treasury Notes 7.25% 2004.....................       2,000            2,085
                                                                                                         --------
                                                                                                          11,138
                                                                                                         --------
                       TOTAL BONDS & NOTES (cost $18,982)..........................                       18,718
                                                                                                         --------
                       TOTAL INVESTMENT SECURITIES (cost $72,761)..................                       74,615
                                                                                                         --------

                                                           ---------------------

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                       SHORT-TERM SECURITIES -- 5.2%                                 (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES -- 4.3%
                       Colgate-Palmolive Co. 1.02% due 9/18/03.....................     $   800          $   799
                       Du Pont (E.I.) de Nemours and Co. 1.01% due 9/09/03.........       1,350            1,350
                       General Electric Capital Corp. 1.09% due 9/02/03............       1,300            1,300
                                                                                                         --------
                       TOTAL CORPORATE SHORT-TERM NOTES (cost $3,449)..............                        3,449
                                                                                                         --------
                       U.S. GOVERNMENT & AGENCIES -- 0.9%
                       Federal Home Loan Bank Disc. Notes 0.93% due 9/05/03 (cost
                         $700).....................................................         700              700
                                                                                                         --------
                       TOTAL SHORT-TERM SECURITIES (cost $4,149)...................                        4,149
                                                                                                         --------

                       TOTAL INVESTMENTS -- (cost $76,910)                       99.2%                   $78,764
                       Other assets less liabilities --                           0.8                        598
                                                                               -------                   --------
                       NET ASSETS --                                            100.0%                   $79,362
                                                                               =======                   ========

              -----------------------------
              * Securities exempt from registration under rule 144A of the Securities Act of 1993. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2003 the aggregate value of these securities was $1,619 (in thousands) representing 2.0% of net assets.

              (1) Variable rate security -- the rate reflected is as of August
                  31, 2003; maturity date reflects next reset date.

              (2) Fair valued security -- See Note 2

              (3) Bond in default

              See Notes to Financial Statements.

---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    HIGH-YIELD BOND SERIES               INVESTMENT PORTFOLIO -- AUGUST 31, 2003
                                                                     (UNAUDITED)

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                       BOND & NOTES -- 84.3%                                         (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CAPITAL EQUIPMENT -- 10.9%
                       Data Processing & Reproduction -- 0.7%
                       Xerox Corp. 7.13% 2010......................................      $   375         $   363
                       Electronic Components -- 5.9%
                       Amkor Technology, Inc. 7.75% 2013...........................          110             107
                       Amkor Technology, Inc. 9.25% 2008...........................          135             145
                       Fairchild Semiconductor International, Inc. 10.50% 2009.....          375             413
                       Flextronics International, Ltd. 9.75% 2010..................          500             605
                       On Semiconductor Corp. 13.00% 2008..........................          175             184
                       Sanmina-SCI Corp. 10.38% 2010 *.............................          250             285
                       Solectron Corp. 9.63% 2009..................................          750             808
                       Stoneridge, Inc. 11.50% 2012................................          350             392
                       TriQuint Semiconductor, Inc. 4.00% 2007.....................           50              43
                       Industrial Components -- 0.3%
                       Dura Operating Corp. 8.63% 2012.............................          125             127
                       Industrial Machinery -- 1.4%
                       Teekay Shipping Corp. 8.88% 2011............................          625             679
                       Machinery & Engineering -- 2.6%
                       AGCO Corp. 9.50% 2008.......................................          350             380
                       NMHG Holding Co. 10.00% 2009 (2)............................          250             275
                       Terex Corp. 9.25% 2011......................................          375             400
                       Terex Corp. 10.38% 2011.....................................          250             277
                                                                                                         --------
                                                                                                           5,483
                                                                                                         --------
                       CONSUMER GOODS -- 7.8%
                       Appliances & Household Durables -- 0.3%
                       Salton, Inc. 10.75% 2005....................................          175             168
                       Automotive -- 0.7%
                       General Motors Corp. 7.20% 2011.............................          125             127
                       TRW Automotive, Inc. 9.38% 2013 *...........................          175             194
                       TRW Automotive, Inc. 11.00% 2013 *..........................           25              29
                       Beverages & Tobacco -- 0.8%
                       Constellation Brands, Inc. 8.13% 2012.......................          375             390
                       Food Retail -- 0.5%
                       Delhaize America, Inc. 7.38% 2006...........................          250             264
                       Food & Household Products -- 2.0%
                       Burns Philp Capital Property, Ltd. 9.75% 2012 *.............          560             543
                       Del Monte Corp. 8.63% 2012 *................................          300             313
                       Dole Food, Inc. 8.88% 2011..................................          125             131
                       Health & Personal Care -- 1.1%
                       Columbia HCA Healthcare Corp. 7.00% 2007....................          500             525
                       Mariner Health Group, Inc. 9.50% 2006 (2)...................          610              19
                       Recreation & Other Consumer Products -- 0.5%
                       Tyco International Group SA 6.13% 2008......................          250             251

                                                           ---------------------

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                       BOND & NOTES (CONTINUED)                                      (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CONSUMER GOODS (continued)
                       Retail -- 1.9%
                       Dillard's, Inc. 7.88% 2023..................................      $   125         $   108
                       Gap, Inc. 6.90% 2007........................................          125             132
                       J.C. Penney Co., Inc. 8.00% 2010............................          250             259
                       J.C. Penney Co., Inc. 8.25% 2022............................          213             212
                       Kmart Corp. 9.78% 2020 (1)..................................          216              84
                       Petco Animal Supplies, Inc. 10.75% 2011.....................          125             141
                       Saks, Inc. 7.38% 2019.......................................           25              24
                                                                                                         --------
                                                                                                           3,914
                                                                                                         --------
                       CONSUMER SERVICES -- 0.4%
                       Food & Beverage -- 0.4%
                       Ahold Finance USA, Inc. 6.25% 2009..........................           50              47
                       Ahold Finance USA, Inc. 8.25% 2010..........................          175             177
                                                                                                         --------
                                                                                                             224
                                                                                                         --------
                       ENERGY -- 4.3%
                       Energy Sources -- 2.4%
                       Clark Refining & Marketing, Inc. 8.88% 2007.................          500             505
                       Dynegy Holdings, Inc. 10.13% 2013...........................          250             259
                       Newfield Exploration Co. 7.45% 2007.........................          250             267
                       Petrozuata Finance, Inc 8.22% 2017..........................          250             203
                       Utilities: Electric, Gas & Water -- 1.9%
                       AES Corp. 8.75% 2013........................................          600             611
                       AES Corp. 9.50% 2009........................................           68              65
                       Edison Mission Energy 7.73% 2009............................          125              97
                       Homer City Funding LLC 8.73% 2026...........................          100             103
                       Mission Energy Holding Co. 13.50% 2008......................          125              70
                                                                                                         --------
                                                                                                           2,180
                                                                                                         --------
                       FINANCE -- 1.7%
                       Financial Services -- 1.7%
                       DR Structured Finance Corp. 9.35% 2019......................          461             180
                       Ford Motor Credit C0. 7.88% 2010............................          175             183
                       Mizuho JGB Investment, LLC 9.87% 2008 *(2)(3)...............          250             263
                       Mizuho Preferred Capital Co., LLC 8.79% 2049 *(2)(3)........          250             252
                                                                                                         --------
                                                                                                             878
                                                                                                         --------
                       HOUSING -- 2.9%
                       Home Building & Real Estate -- 2.9%
                       Beazer Homes USA, Inc. 8.38% 2012...........................          250             264
                       D.R. Horton Inc. 8.00% 2009.................................          125             133
                       Host Marriot LP, Series E 8.38% 2006........................          250             257
                       MeriStar Hospitality Operating Partnership LP 10.50% 2009...          125             127
                       Ryland Group, Inc. 9.75% 2010...............................          250             277
                       Technical Olympic USA, Inc. 10.38% 2012.....................          250             253
                       WCI Communities, Inc. 10.63% 2011...........................          125             133
                                                                                                         --------
                                                                                                           1,444
                                                                                                         --------
                       MATERIALS -- 12.9%
                       Building Materials -- 1.1%
                       American Standard, Inc. 8.25% 2009..........................          250             279
                       Technical Olympic USA, Inc. 9.00% 2010......................          250             252

---------------------

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                       BOND & NOTES (CONTINUED)                                      (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       MATERIALS (continued)
                       Chemicals -- 0.9%
                       Key Plastics Holdings, Inc. 10.25% 2007 (1)(2)..............      $ 1,000         $    13
                       Lyondell Chemical Co. 9.50% 2008............................           25              24
                       Lyondell Chemical Co. 10.50% 2013...........................           50              50
                       Lyondell Chemical Co. 10.88% 2009...........................          250             239
                       Lyondell Chemical Co. 11.13% 2012...........................          125             128
                       Containers & Storage -- 1.4%
                       Owens Brockway Glass Container 8.75% 2012...................          125             131
                       Owens-Illinois, Inc. 8.10% 2007.............................          250             253
                       Stone Container Corp. 9.75% 2011............................          275             298
                       Forest Products & Paper -- 4.1%
                       Abitibi-Consolidated, Inc 6.00% 2013........................          275             248
                       Abitibi-Consolidated, Inc. 5.25% 2008.......................          125             117
                       Fort James Corp. 6.88% 2007.................................          125             125
                       Georgia-Pacific Corp. 8.13% 2011............................          500             496
                       Kappa Beheer BV 10.63% 2009.................................          250             290
                       Longview Fibre Co. 10.00% 2009..............................          250             274
                       Potlatch Corp. 10.00% 2011..................................          250             273
                       Riverwood International Corp. 10.88% 2008...................          250             258
                       Metals: Steel -- 1.8%
                       AK Steel Corp. 7.75% 2012...................................          175             133
                       AK Steel Corp. 7.88% 2009...................................          350             276
                       Allegheny Technologies, Inc. 8.38% 2011.....................          250             223
                       Oregon Steel Mills, Inc. 10.00% 2009........................          375             298
                       Metals & Minerals -- 3.6%
                       Earle M. Jorgensen Co. 9.75% 2012...........................          400             422
                       Freeport McMoRan Copper & Gold, Inc. 10.13% 2010 *..........          400             435
                       Graphic Packaging International Corp. 8.50% 2011............          625             653
                       Jefferson Smurfit Corp. US 7.50% 2013.......................          100             101
                       Kaiser Aluminum & Chemical Corp. 12.75% 2049 (1)............        1,000              85
                       Steel Dynamics, Inc. 9.50% 2009.............................          120             129
                                                                                                         --------
                                                                                                           6,503
                                                                                                         --------
                       NON-U.S. GOVERNMENT OBLIGATIONS -- 1.9%
                       Foreign Government -- 1.9%
                       Dominican Republic 9.04% 2013 *.............................          125             118
                       Federative Republic of Brazil 10.25% 2013...................          250             237
                       Federative Republic of Brazil 14.50% 2009...................          250             293
                       Republic of Panama 8.25% 2008...............................          130             144
                       Republic of Panama 10.75% 2020..............................          120             142
                                                                                                         --------
                                                                                                             934
                                                                                                         --------
                       SERVICES -- 41.5%
                       Broadcasting & Publishing -- 5.7%
                       CanWest Media, Inc. 10.63% 2011.............................          125             139
                       Chancellor Media Corp. 8.00% 2008...........................          250             284
                       Charter Communications Holdings, LLC 10.00% 2009............          125              97
                       Comcast UK Cable Partners, Ltd. 11.20% 2007 (4).............          240             238
                       DirectTV Holdings, LLC. 8.38% 2013 *........................          125             137
                       Emmis Communications Corp. zero coupon 2011 (4).............          125             109
                       Frontiervision Operating Partners, L.P. 11.00% 2006 (1).....          150             151
                       Gray Television, Inc. 9.25% 2011............................          125             136
                       Liberty Media Corp. 8.25% 2030..............................           50              54
                       Mediacom, LLC 9.50% 2013....................................          175             177
                       Quebecor Media, Inc. 11.13% 2011............................          220             243

                                                           ---------------------

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                       BOND & NOTES (CONTINUED)                                      (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       SERVICES (continued)
                       Broadcasting & Publishing (continued)
                       Radio One, Inc. 8.88% 2011..................................      $   250         $   273
                       Young Broadcasting, Inc. 8.75% 2007.........................          255             258
                       Young Broadcasting, Inc. 10.00% 2011........................          549             590
                       Business & Public Services -- 1.6%
                       KinderCare Learning Centers, Inc. 9.50% 2009................          375             377
                       RH Donnelley Finance Corp. I 10.88% 2012 *..................          375             436
                       Business Services -- 4.2%
                       Allied Waste North America, Inc. 8.50% 2008.................          125             133
                       Allied Waste North America, Inc. 8.88% 2008.................          375             402
                       Allied Waste North America, Inc. 10.00% 2009................          975           1,055
                       Iron Mountain, Inc 7.75% 2015...............................          125             128
                       Stericycle, Inc. 12.38% 2009................................          325             374
                       Cellular & Paging -- 10.1%
                       American Tower Corp. 5.00% 2010.............................          250             220
                       American Tower Corp. 9.38% 2009.............................          825             835
                       American Tower Escrow Corp. zero coupon 2008 *..............          250             165
                       Centennial Communications Corp. 10.13% 2013.................          295             305
                       Crown Castle International Corp. 9.00% 2011.................          100             102
                       Crown Castle International Corp. 10.38% 2011 (4)............          550             539
                       Crown Castle International Corp. 11.13% 2011 (4)............          125             123
                       Nextel Communications, Inc. 7.38% 2015......................          175             175
                       Nextel Communications, Inc. 9.75% 2007 (4)..................          800             824
                       Nextel Partners, Inc. 8.13% 2011............................          225             217
                       Nextel Partners, Inc. 11.00% 2010...........................          250             269
                       Nextel Partners, Inc. 12.50% 2009...........................          125             141
                       Triton PCS, Inc. 8.50% 2013.................................          145             155
                       Triton PCS, Inc. 8.75% 2011.................................          225             227
                       Univision Communications, Inc. 7.85% 2011...................          335             381
                       VoiceStream Wireless Corp. 10.38% 2009......................            0               0
                       Western Wireless Corp. 9.25% 2013...........................          375             375
                       Leisure & Tourism -- 14.0%
                       AMC Entertainment, Inc 9.88% 2012...........................          125             135
                       AMC Entertainment, Inc. 9.50% 2011..........................           65              68
                       Argosy Gaming Co. 10.75% 2009...............................          125             137
                       Boyd Gaming Corp. 9.25% 2009................................          250             276
                       Buffets, Inc. 11.25% 2010...................................          125             124
                       Carmike Cinemas, Inc. 10.38% 2009...........................          100             105
                       Cinemark USA, Inc. 9.00% 2013 *.............................          520             554
                       Circus & Eldorado Joint Venture 10.13% 2012.................          250             247
                       Eldorado Resorts, LLC 10.50% 2006...........................          250             254
                       Extended Stay America, Inc. 9.88% 2011......................          125             133
                       Felcor Lodging, Ltd. 8.50% 2011.............................          125             128
                       Florida Panthers Holdings, Inc. 9.88% 2009..................          500             526
                       Hilton Hotels Corp. 7.20% 2009..............................           50              52
                       Hilton Hotels Corp. 7.63% 2008..............................           75              79
                       HMH Properties, Inc. 7.88% 2005.............................          215             219
                       Horseshoe Gaming Holdings Corp. 8.63% 2009..................          750             789
                       ITT Corp. 6.75% 2005........................................          250             261
                       Jupiters, Ltd. 8.50% 2006...................................          500             535
                       Mirage Resorts, Inc. 6.75% 2007.............................          250             266
                       Mohegan Tribal Gaming Authority 6.38% 2009..................          275             276
                       Regal Cinemas, Inc. 9.38% 2012..............................          430             477
                       Royal Caribbean Cruises, Ltd 8.00% 2010.....................          125             130
                       Royal Caribbean Cruises, Ltd. 7.00% 2007....................          125             125
                       Sbarro, Inc. 11.00% 2009....................................          250             212
                       Six Flags, Inc. 8.88% 2010..................................          375             345

---------------------

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                       BOND & NOTES (CONTINUED)                                      (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       SERVICES (continued)
                       Leisure & Tourism (continued)
                       Six Flags, Inc. 9.50% 2009..................................      $   125         $   117
                       Six Flags, Inc. 9.75% 2007..................................          250             241
                       Six Flags, Inc. 9.75% 2013..................................          275             256
                       Telecommunications -- 4.5%
                       ACC Escrow Corp. 10.00% 2011................................          125             133
                       CFW Communications Co. 13% 2010 (1)(2)......................          250             168
                       Cincinnati Bell, Inc. 7.25% 2013............................          370             363
                       Echostar DBS Corp. 9.13% 2009...............................          125             138
                       Motorola, Inc. 5.22% 2097...................................           50              37
                       Motorola, Inc. 6.50% 2028...................................           50              46
                       Motorola, Inc. 7.50% 2025...................................           50              51
                       Motorola, Inc. 8.00% 2011...................................          125             139
                       Qwest Services Corp. 13.00% 2007 *..........................          620             685
                       Qwest Services Corp. 13.50% 2010 *..........................          159             182
                       Sprint Capital Corp. 6.00% 2007.............................          120             126
                       Sprint Capital Corp. 7.13% 2006.............................           55              59
                       Sprint Capital Corp. 7.63% 2011.............................           10              11
                       Telewest Communications, PLC 11.00% 2007 (1)................          125              52
                       Telewest Communications, PLC 11.25% 2008 (1)................          125              53
                       Transportation -- 0.4%
                       General Maritime Corp. 10.00% 2013..........................          190             207
                       Transportation: Rail & Road -- 1.0%
                       Grupo Transportacion Ferroviaria Mexicana SA de CV 11.75%
                         2009 (4)..................................................           25              25
                       Grupo Transportacion Ferroviaria Mexicana SA de CV 12.50%
                         2012......................................................          100             108
                       Kansas City Southern Railway Co. 7.50% 2009.................          250             255
                       Railamerica Transportation Corp. 12.88% 2010................          125             135
                                                                                                         --------
                                                                                                          20,884
                                                                                                         --------
                       TOTAL BOND & NOTES (cost $43,741)...........................                       42,444
                                                                                                         --------

                       LOAN AGREEMENTS -- 0.0%
                       ---------------------------------------------------------------------------------------------
                       SERVICES -- 0.0%
                       Cellular & Paging
                       Leap Cricket International, Inc. 8.50% 2007 (2) (cost
                         $42)......................................................           60              26
                                                                                                         --------

                       COMMON STOCK -- 3.4%                                              SHARES
                       ---------------------------------------------------------------------------------------------
                       FINANCE -- 0.4%
                       Banks -- 0.4%
                       Wilshire Financial Services Group, Inc. +...................       51,465             217
                                                                                                         --------
                       SERVICES -- 3.0%
                       Telecommunications -- 3.0%
                       Spectrasite, Inc. (2).......................................       54,306           1,477
                                                                                                         --------
                       TOTAL COMMON STOCK (cost $2,380)............................                        1,694
                                                                                                         --------

                       PREFERRED STOCK -- 2.3%
                       ---------------------------------------------------------------------------------------------
                       SERVICES
                       Telecommunications
                       Dobson Communications Corp. 12.25% (2)(5) (cost $671).......        1,134           1,145
                                                                                                         --------

                                                           ---------------------

                                                                                                          VALUE
                       WARRANTS -- 0.1%                                                  SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       American Tower Escrow Corp. Warrants+(2) (cost $16).........          250         $    33
                                                                                                         --------
                       TOTAL INVESTMENT SECURITIES (cost $46,850)..................                       45,342
                                                                                                         --------
                                                                                       PRINCIPAL
                                                                                         AMOUNT
                       SHORT-TERM SECURITIES -- 6.9%                                 (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES
                       Abbott Laboratories 1.02% due 9/03/03.......................      $ 1,500         $ 1,500
                       General Electric Capital Corp. 1.09% due 9/02/03............          700             700
                       Preferred Receivables Funding 1.05% due 9/22/03.............          400             400
                       Receivables Capital Corp. 1.06% due 9/15/03.................          900             899
                                                                                                         --------
                       TOTAL SHORT-TERM SECURITIES (cost $3,499)...................                        3,499
                                                                                                         --------

                       TOTAL INVESTMENTS -- (cost $50,349)                    97.0%                              $48,841
                       Other assets less liabilities --                        3.0                                 1,517
                                                                            -------                              --------
                       NET ASSETS --                                         100.0%                              $50,358
                                                                            =======                              ========

              -----------------------------

              +   Non income producing security

              * Securities exempt from registration under rule 144A of the Securities Act of 1993. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2003 the aggregate value of these securities was $4,591 (in thousands) representing 9.1% of net assets.

              (1) Bond in default

              (2) Fair valued security -- see Note 2

              (3) Variable rate security -- the rate reflected is as of August
                  31, 2003; maturity date reflects next reset date.

              (4) Security is a "step up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.

              (5) PIK ("Payment-in-kind") payment made with additional
                  securities in lieu of cash.

              OPEN FORWARD FOREIGN CURRENCY CONTRACTS

                       ------------------------------------------------------
                                                                    NET
                                                                 UNREALIZED
                        CONTRACT          IN        DELIVERY    DEPRECIATION
                       TO DELIVER    EXCHANGE FOR     DATE     (IN THOUSANDS)
                       ------------------------------------------------------
                       EUR 214,000   USD 232,345    11/26/03        (2)

              -----------------------------

              USD -- United States Dollar
              EUR -- Euro

              See Notes to Financial Statements.

---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    U.S. GOVERNMENT/
    AAA-RATED SECURITIES SERIES          INVESTMENT PORTFOLIO -- AUGUST 31, 2003
                                                                     (UNAUDITED)

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                       BOND & NOTES -- 98.0%                                         (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CAPITAL EQUIPMENT -- 1.1%
                       Systems 2001 Asset Trust 6.66% 2013 *.......................      $  402          $   439
                       Vanderbilt Acquisition Loan Trust, Series 2002-1 Class A3
                         5.70% 2023................................................         225              229
                                                                                                         --------
                                                                                                             668
                                                                                                         --------
                       CONSUMER GOODS -- 2.4%
                       AESOP Funding II, LLC 3.85% 2006 *..........................         200              205
                       Capital One Auto Finance Trust 4.03% 2006...................         200              204
                       Chase Manhattan Auto Owner Trust 3.49% 2006.................         182              184
                       Coast-to-Coast Motor Vehicle Owner Trust 7.33% 2006 *.......         191              193
                       Franklin Auto Trust 4.51% 2010..............................         200              209
                       Household Automotive Trust 4.37% 2008.......................         225              233
                       MMCA Automobile Trust 4.30% 2010............................         225              227
                                                                                                         --------
                                                                                                           1,455
                                                                                                         --------
                       ENERGY -- 1.3%
                       Chilquinta Energia Finance Co., LLC 6.47% 2008 *............         250              270
                       Rowan Cos., Inc. 5.88% 2012.................................         492              534
                                                                                                         --------
                                                                                                             804
                                                                                                         --------
                       FINANCE -- 22.5%
                       Banc America Mtg. Securities Corp. zero coupon 2033 (1).....         358              357
                       KFW International Finance, Inc. 2.50% 2005..................         250              251
                       ACLC Business Loan Receivables Trust 5.41% 2003 *(1)........         146              149
                       Ameriquest Mtg. Securities, Inc. 2.43% 2033.................         450              450
                       Banc of America Commercial Mtg., Inc. 6.50% 2036............         200              218
                       Bear Stearns Adjustable Rate Mortgage Trust 3.70% 2003......         250              251
                       Bear Stearns Adjustable Rate Mortgage Trust 4.24% 2003......         157              158
                       Brazilian Diversified Payment Rights 1.86% 2003 *(1)(2).....         100               99
                       Brazilian Diversified Payment Rights Finance Co. 1.94% 2003
                         *(1)(2)...................................................         200              198
                       California Infrastructure SCE-1 6.38% 2003..................         300              321
                       Capital Auto Receivables Trust 2.89% 2009...................         125              124
                       Capital One Master Trust 6.31% 2011.........................         225              243
                       Chase Commercial Mtg. Securities Corp., Series 1998-2 Class
                         A2 6.39% 2030.............................................         250              274
                       Comed Transitional Funding Trust 5.63% 2009.................         325              349
                       Countrywide Home Loans, Inc. 3.58% 2003 (1).................         237              233
                       Credit Suisse First Boston Mtg. Corp 1.46% 2010 (2).........         250              250
                       Credit Suisse First Boston Mtg. Corp. 4.37% 2033............         224              222
                       Credit Suisse First Boston Mtg. Corp. 4.64% 2037............         246              256
                       General Electric Capital Corp. 6.75% 2032...................         300              321
                       GGP Mall Properties Trust 5.01% 2011 *......................         123              129
                       GMAC Commercial Mtg. Security, Inc. 5.83% 2033..............         134              142
                       GMAC Commercial Mtg. Security, Inc., Series 1997-C1 Class A3
                         6.87% 2029................................................         250              275
                       GRCT Consumer Loan Trust 6.25% 2020 *.......................         196              197
                       Merrill Lynch Mtg. Investors, Inc., Series 1995-C3 Class A3
                         7.12% 2003 (3)............................................          83               85
                       Morgan Stanley Capital I, Inc., Series 1998-HF2 Class A2
                         6.48% 2030................................................         500              550
                       Mortgage Capital Funding, Inc., Series 1998-MC-1 Class A1
                         6.42% 2030................................................         747              792
                       Nomura Asset Securities Corp., Series 1998-D6 Class A1A
                         6.28% 2030................................................         766              819

                                                           ---------------------

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                       BOND & NOTES (CONTINUED)                                      (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Nordstrom Private Label Credit Card Master Note Trust,
                         Series 2001-1A 4.82% 2010 *...............................      $  250          $   261
                       Ocwen Residential MBS Corp., Series 1998-R1 Class AWAC 5.07%
                         2040 *(3).................................................         471              449
                       Pass-Through Amortizing Credit Card Trust, Series 2002-1A
                         Class A1FL 1.86% 2003 *(2)................................         140              140
                       Peco Energy Transition Trust, Series 1999-A Class A6 6.05%
                         2009......................................................         325              353
                       PF Export Receivables Master Trust 6.60% 2011 *.............         250              272
                       PP&L Transition Bond Co., LLC, Series 1999-1 Class A8 7.15%
                         2009......................................................         725              826
                       Residential Asset Mtg. Products, Inc. 3.50% 2003 (1)........         275              278
                       Residential Funding Mtg. Securities II, Series 2001-HI3
                         Class AI4 6.09% 2015......................................         300              301
                       Residential Funding Mtg. Securities II, Series 2001-HS2
                         Class A4 6.43% 2016.......................................          88               90
                       Saxon Asset Securities Trust, Series 2002-2 Class AF3 4.61%
                         2003......................................................         225              231
                       Security National Mtg. Loan Trust, Series 2000-1 Class A2
                         8.75% 2024 *(1)...........................................         215              228
                       SLM Student Loan Trust 1.67% 2003 (2).......................         200              199
                       Southern Capital Corp. 5.70% 2023 *.........................         201              207
                       Structured Asset Securities Corp. zero coupon 2033 (1)......         165              161
                       Structured Asset Securities Corp., Series 1998-RF1 Class 1
                         8.68% 2003 *(3)...........................................         294              334
                       Structured Asset Securities Corp., Series 1998-RF2 Class A
                         8.52% 2003 *(3)...........................................         460              521
                       Structured Asset Securities Corp., Series 1999-RF1 Class A
                         7.88% 2003 *(3)...........................................         285              308
                       Washington Mutual Mortgage Pass Through Certificates 4.39%
                         2033 (1)..................................................         113              113
                       Washington Mutual 3.84% 2033 (1)............................         239              235
                       Washington Mutual 3.57% 2033 (3)............................         250              251
                       WFS Financial Owner Trust, Series 2002-3 Class A4 3.50%
                         2010......................................................         250              255
                                                                                                         --------
                                                                                                          13,726
                                                                                                         --------
                       U.S. GOVERNMENT & AGENCIES -- 44.4%
                       Federal Home Loan Mtg. Corp. 1.88% 2008.....................         100              100
                       Federal Home Loan Mtg. Corp. 4.10% 2008.....................         605              610
                       Federal Home Loan Mtg. Corp. 4.50% 2013.....................         625              598
                       Federal Home Loan Mtg. Corp. 4.50% TBA......................         500              491
                       Federal Home Loan Mtg. Corp. 5.25% 2006.....................       1,000            1,065
                       Federal Home Loan Mtg. Corp. 5.50% 2013.....................          78               79
                       Federal Home Loan Mtg. Corp. 5.50% TBA......................         750              744
                       Federal Home Loan Mtg. Corp. 5.75% 2009.....................         250              256
                       Federal Home Loan Mtg. Corp. 6.00% 2016-2032................       1,295            1,323
                       Federal Home Loan Mtg. Corp. 6.50% 2016-2017................         651              683
                       Federal Home Loan Mtg. Corp. 6.75% 2031.....................         250              279
                       Federal Home Loan Mtg. Corp. 7.00% 2015-2017................         295              312
                       Federal Home Loan Mtg. Corp. 7.20% 2006 (1).................         986            1,101
                       Federal Home Loan Mtg. Corp. 7.50% 2029.....................          88               94
                       Federal Home Loan Mtg. Corp. 8.00% 2012-2017................         104              112
                       Federal Home Loan Mtg. Corp. 12.50% 2013....................          20               20
                       Federal Home Loan Mtg. Corp. Structured Pass Through
                         Securities 4.76% 2021.....................................         150              153
                       Federal Home Loan Mtg. Corp. Structured Pass Through
                         Securities 5.50% 2042.....................................         325              332
                       Federal National Mtg Assoc. 3.42% 2027......................           7                7
                       Federal National Mtg Assoc. 4.23% 2033......................         733              729
                       Federal National Mtg. Assoc. 4.77% 2010.....................         253              261
                       Federal National Mtg. Assoc. 4.80% 2022.....................         475              490
                       Federal National Mtg. Assoc. 5.0% 2018......................         448              451
                       Federal National Mtg. Assoc. 5.10% 2042.....................         225              228
                       Federal National Mtg. Assoc. 5.50% 2016 -- 2021.............         668              674
                       Federal National Mtg. Assoc. 6.00% 2013 -- 2016.............       1,307            1,357
                       Federal National Mtg. Assoc. 6.25% 2029.....................         125              131
                       Federal National Mtg. Assoc. 6.50% 2011 -- 2032.............       1,635            1,713
                       Federal National Mtg. Assoc. 6.85% 2026.....................         557              602
                       Federal National Mtg. Assoc. 7.00% 2017 -- 2041.............         461              492
                       Federal National Mtg. Assoc. 7.25% 2030.....................         725              856

---------------------

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                       BOND & NOTES (CONTINUED)                                      (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       U.S. GOVERNMENT & AGENCIES (continued)
                       Federal National Mtg. Assoc. 7.50% 2029 -- 2031.............      $  179          $   193
                       Federal National Mtg. Assoc. 10.15% 2003 (3)................         397              458
                       Federal National Mtg. Assoc. 11.83% 2003 (3)................         233              259
                       Government National Mtg. Assoc. 4.78% 2018..................         147              154
                       Government National Mtg. Assoc. 5.00% TBA...................         870              843
                       Government National Mtg. Assoc. 5.50% TBA...................         125              125
                       Government National Mtg. Assoc. 6.00% 2013 -- 2029..........       1,134            1,170
                       Government National Mtg. Assoc. 6.50% 2023 -- 2028..........         831            1,588
                       Government National Mtg. Assoc. 7.00% 2017 -- 2029..........       1,042            1,107
                       Government National Mtg. Assoc. 7.50% 2022 -- 2032..........         626              670
                       Government National Mtg. Assoc. 8.00% 2017 -- 2030..........         576              624
                       Government National Mtg. Assoc. 8.50% 2016..................          31               34
                       Government National Mtg. Assoc. 9.50% 2009..................         697              761
                       Small Business Administration 5.76% 2021....................         184              189
                       Small Business Administration 6.07% 2003....................         193              200
                       Small Business Administration Participation Certificates
                         4.75% 2022................................................         343              329
                       Small Business Administration Participation Certificates
                         4.84% 2023................................................         541              520
                       Small Business Administration Participation Certificates
                         5.08% 2022................................................         172              168
                       Small Business Administration Participation Certificates
                         6.44% 2021................................................         932              988
                       Small Business Administration Participation Certificates
                         6.63% 2021................................................         248              265
                                                                                                         --------
                                                                                                          26,988
                                                                                                         --------
                       UNITED STATES TREASURY -- 26.3%
                       United States Treasury Bonds 5.25% 2029.....................       1,925            1,893
                       United States Treasury Bonds 6.88% 2025.....................         125              149
                       United States Treasury Bonds 7.88% 2021.....................         750              977
                       United States Treasury Bonds 8.13% 2019.....................         400              529
                       United States Treasury Inflation Indexed Bond 3.38% 2007....       1,447            1,567
                       United States Treasury Inflation Indexed Bond 3.63% 2008....         851              938
                       United States Treasury Notes 4.38% 2007.....................         250              263
                       United States Treasury Notes 5.00% 2011.....................       1,750            1,842
                       United States Treasury Notes 5.75% 2005.....................       4,500            4,856
                       United States Treasury Notes 6.00% 2004 -- 2009.............       1,500            1,586
                       United States Treasury Notes 6.63% 2007.....................         750              848
                       United States Treasury Notes 6.88% 2006.....................         500              559
                                                                                                         --------
                                                                                                          16,007
                                                                                                         --------
                       TOTAL INVESTMENT SECURITIES (cost $58,618)..................                       59,648
                                                                                                         --------

                                                           ---------------------

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                       SHORT-TERM SECURITIES -- 5.8%                                 (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES
                       Abbott Laboratories 1.02% due 9/03/03.......................      $1,100          $ 1,099
                       E.W. Scripps Co. 1.01% due 9/10/03 (4)......................         400              400
                       General Electric Capital Corp. 1.09% due 9/02/03 (4)........       1,000            1,000
                       Receivables Capital Corp. 1.06% due 9/15/03 (4).............       1,000            1,000
                                                                                                         --------
                       TOTAL SHORT-TERM SECURITIES (cost $3,499)...................                        3,499
                                                                                                         --------

                       TOTAL INVESTMENTS --
                         (cost $62,117)                                          103.8%                  $63,147
                       Liabilities in excess of other assets --                   (3.8)                   (2,305)
                                                                             -----------                 --------
                       NET ASSETS --                                             100.0%                  $60,842
                                                                             -----------                 --------
                                                                             -----------                 --------

              -----------------------------

              * Securities exempt from registration under rule 144A of the Securities Act of 1993. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2003 the aggregate value of these securities was $3,889 (in thousands) representing 6.4% of net assets.

              TBA Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

              (1)  Fair valued security -- see Note 2

              (2) Security is a "floating rate" bond where the coupon rate fluctuates. The rate steps up or down for each downgrade or upgrade. The rate reflected is as of August 31, 2003.

              (3) Variable rate security -- the rate reflected is as of August 31, 2003; maturity date reflects next reset date.

              (4) The security or a portion thereof represents collateral for TBA's.

              See Notes to Financial Statements.

---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    CASH MANAGEMENT SERIES               INVESTMENT PORTFOLIO -- AUGUST 31, 2003
                                                                     (UNAUDITED)

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                                     SHORT-TERM SECURITIES -- 101.0%                 (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES -- 83.4%
                       American Express Credit Corp. 1.03% due 10/03/03............      $1,200          $ 1,199
                       Anheuser Busch, Inc. 1.00% due 9/17/03......................       1,200            1,199
                       CAFCO, LLC 1.05% due 9/24/03................................         600              600
                       CAFCO, LLC 1.07% due 10/21/03...............................         500              499
                       Clorox Co. 1.01% due 10/08/03...............................         800              799
                       Coca-Cola Co. 1.02% due 10/03/03............................       1,200            1,199
                       Colgate Palmolive Co. 1.00% due 9/24/03.....................       1,000              999
                       Du Pont (E.I.) de Nemours and Co. 1.02% due 9/26/03.........       1,100            1,099
                       E.W. Scripps Co. 1.01% due 9/10/03..........................       1,300            1,300
                       Exxon Asset Management Co. 1.00% due 9/10/03................       1,000            1,000
                       Gannett Co, Inc. 1.02% due 9/04/03..........................       1,200            1,200
                       General Electric Capital Corp. 1.09% due 9/02/03............       1,100            1,100
                       Golden Peanut Co. 1.02% due 9/03/03.........................         800              800
                       Harley-Davidson Dealer Funding 1.01% due 10/03/03...........         800              799
                       Harley-Davidson Dealer Funding 1.03% due 9/08/03............         350              350
                       Kimberly- Clark Corp. 1.00% due 10/20/03....................       1,000              999
                       Merck & Co., Inc. 1.02% due 9/29/03.........................         720              719
                       Merck & Co., Inc. 1.02% due 10/20/03........................         400              400
                       Netjets, Inc. 1.02% due 9/17/03.............................         500              500
                       Netjets, Inc. 1.04% due 10/10/03............................         300              300
                       Netjets, Inc. 1.04% due 10/16/03............................         400              399
                       Park Avenue Recreation Corp. 1.05% due 9/22/03..............       1,000              999
                       Pfizer, Inc. 1.01% due 9/11/03..............................         700              700
                       Pfizer, Inc. 1.01% due 9/24/03..............................         500              499
                       Preferred Receivables Funding 1.05% due 9/15/03.............       1,200            1,199
                       Receivables Capital Corp. 1.05% due 9/18/03.................         600              600
                       Triple A One Funding Corp. 1.06% due 9/04/03................       1,200            1,200
                       Verizon Network Fund 1.03% due 9/12/03......................         900              900
                       Wells Fargo Bank NA 1.06% due 10/17/03......................       1,000            1,000
                       Yale University 1.06% due 10/10/03..........................       1,000              999
                                                                                                         --------
                       TOTAL CORPORATE SHORT-TERM NOTES (cost $25,555).............                       25,555
                                                                                                         --------

                                                           ---------------------

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                                    SHORT-TERM SECURITIES (CONTINUED)                (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       UNITED STATES TREASURY -- 17.6%
                       United States Treasury Bills .85% due 9/25/03...............      $1,800          $ 1,799
                       United States Treasury Bills .91% due 10/30/03..............       2,700            2,696
                       United States Treasury Bills .91% due 10/02/03..............         900              899
                                                                                                         --------
                       TOTAL UNITED STATES TREASURY (cost $5,394)..................                        5,394
                                                                                                         --------

                       TOTAL INVESTMENTS -- (cost $30,949)              101.0%                           $30,949
                       Liabilities in excess of other assets --          (1.0)                              (312)
                                                                       -------                           --------
                       NET ASSETS --                                    100.0%                           $30,637
                                                                       =======                           =======

                       Allocation of investments as a percentage of net assets by industry as of
                       August 31, 2003:
                       Financial Services..........................................     20.5%
                       U.S. Government & Agencies..................................     17.6%
                       Food & Household Products...................................     16.3%
                       Health & Personal...........................................     10.8%
                       Broadcasting & Publishing...................................      8.1%
                       Business Services...........................................      6.8%
                       Energy......................................................      6.8%
                       Transportation..............................................      3.9%
                       Machinery & Equipment.......................................      3.7%
                       Appliances & Household Durables.............................      3.6%
                       Telecommunications..........................................      2.9%
                                                                                         -----
                                                                                         101%
                                                                                         =====

                      See Notes to Financial Statements.

---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    STATEMENT OF ASSETS AND LIABILITIES
    AUGUST 31, 2003 (UNAUDITED)

    (DOLLARS AND SHARES IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

                                                                                                                       U.S.
                                                                                                                    GOVERNMENT/
                                                                                            ASSET      HIGH-YIELD    AAA-RATED
                                                GROWTH    INTERNATIONAL   GROWTH-INCOME   ALLOCATION      BOND      SECURITIES
                                                SERIES       SERIES          SERIES         SERIES       SERIES       SERIES
   ----------------------------------------------------------------------------------------------------------------------------
   ASSETS:
   Investment securities, at value*..........  $477,949     $ 94,894        $508,585       $74,615      $ 45,342      $59,648
   Short-term securities*....................    48,178       10,960          39,180         4,149         3,499        3,499
   Cash......................................        72            4              76            95            47           13
   Foreign cash..............................       822          363             619            --            --           --
   Receivables for --........................        --           --              --            --            --           --
     Fund shares sold........................        30           15              92            69            --           --
     Dividends and accrued interest..........       164          372           1,379           546           838          438
     Sales of investments....................    23,748           --           1,159            --           712            8
   Prepaid expenses..........................         5            1               6             1             1            1
                                               --------------------------------------------------------------------------------
                                                550,968      106,609         551,096        79,475        50,439       63,607
                                               --------------------------------------------------------------------------------
   LIABILITIES:
   Payables for --
     Fund shares redeemed....................       157           34             164            41            24          212
     Purchases of investments................     9,777          321             818            --            --        2,495
     Advisory fees...........................       134           55             138            22            14           17
     Business manager fees...................        89           21              92            14            10           11
   Other accrued expenses....................        63           56              62            36            31           30
   Unrealized depreciation on forward foreign
     currency contracts......................        --           --              --            --             2           --
                                               --------------------------------------------------------------------------------
                                                 10,220          487           1,274           113            81        2,765
                                               --------------------------------------------------------------------------------
   NET ASSETS................................  $540,748     $106,122        $549,822       $79,362      $ 50,358      $60,842
                                               ================================================================================
   Shares of beneficial interest outstanding
     (unlimited shares authorized)...........    21,273       14,539          28,073         7,984         5,784        5,537
   Net asset value, offering and redemption
     price per share.........................  $  25.42     $   7.30        $  19.59       $  9.94      $   8.71      $ 10.99
                                               ================================================================================
   COMPOSITION OF NET ASSETS:
   Capital paid in...........................  $456,907     $114,025        $525,770       $76,100      $ 64,734      $56,824
   Accumulated undistributed net investment
     income (loss)...........................     1,333        2,127          13,402         3,654         6,082        4,180
   Accumulated undistributed net realized
     gain (loss) on investments and foreign
     currency transactions...................   (50,811)     (17,851)         (8,140)       (2,246)      (18,948)      (1,192)
   Unrealized appreciation (depreciation) on
     investments.............................   133,300        7,812          18,776         1,854        (1,508)       1,030
   Unrealized foreign exchange gain (loss) on
     other assets and liabilities............        19            9              14            --            (2)          --
                                               --------------------------------------------------------------------------------
       Net Assets:...........................  $540,748     $106,122        $549,822       $79,362      $ 50,358      $60,842
                                               ================================================================================
   ---------------
   *Cost
     Investment securities...................  $344,649     $ 87,082        $489,809       $72,761      $ 46,850      $58,618
                                               ================================================================================
     Short-term securities...................  $ 48,178     $ 10,960        $ 39,180       $ 4,149      $  3,499      $ 3,499
                                               ================================================================================
     Foreign cash............................  $    803     $    356        $    605       $    --      $     --      $    --
                                               ================================================================================


                                                  CASH
                                               MANAGEMENT
                                                 SERIES
   ------------------------------------------  ----------
   ASSETS:
   Investment securities, at value*..........   $    --
   Short-term securities*....................    30,949
   Cash......................................        31
   Foreign cash..............................        --
   Receivables for --........................        --
     Fund shares sold........................        58
     Dividends and accrued interest..........        --
     Sales of investments....................        --
   Prepaid expenses..........................         1
                                               ----------
                                                 31,039
                                               ----------
   LIABILITIES:
   Payables for --
     Fund shares redeemed....................       354
     Purchases of investments................        --
     Advisory fees...........................        10
     Business manager fees...................         6
   Other accrued expenses....................        32
   Unrealized depreciation on forward foreign
     currency contracts......................        --
                                               ----------
                                                    402
                                               ----------
   NET ASSETS................................   $30,637
                                               ==========
   Shares of beneficial interest outstanding
     (unlimited shares authorized)...........     2,945
   Net asset value, offering and redemption
     price per share.........................   $ 10.40
                                               ==========
   COMPOSITION OF NET ASSETS:
   Capital paid in...........................   $30,188
   Accumulated undistributed net investment
     income (loss)...........................       450
   Accumulated undistributed net realized
     gain (loss) on investments and foreign
     currency transactions...................        (1)
   Unrealized appreciation (depreciation) on
     investments.............................        --
   Unrealized foreign exchange gain (loss) on
     other assets and liabilities............        --
                                               ----------
       Net Assets:...........................   $30,637
                                               ==========
   ---------------
   *Cost
     Investment securities...................   $    --
                                               ==========
     Short-term securities...................   $30,949
                                               ==========
     Foreign cash............................   $    --
                                               ==========

    See Notes to Financial Statements.

                                                           ---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    STATEMENT OF OPERATIONS
   FOR THE SIX MONTHS ENDED AUGUST 31, 2003 (UNAUDITED)

   (DOLLARS IN THOUSANDS)

                                                                                                                       U.S.
                                                                                                                    GOVERNMENT/
                                                                                            ASSET      HIGH-YIELD    AAA-RATED
                                                GROWTH    INTERNATIONAL   GROWTH-INCOME   ALLOCATION      BOND      SECURITIES
                                                SERIES       SERIES          SERIES         SERIES       SERIES       SERIES
   ----------------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME:
   Income:
     Interest................................  $    183      $   239        $    188       $   694       $1,987       $1,426
     Dividends...............................     1,828        1,599           5,772           778           90           --
                                               --------------------------------------------------------------------------------
            Total income*....................     2,011        1,838           5,960         1,472        2,077        1,426
                                               --------------------------------------------------------------------------------
   EXPENSES:
     Advisory fees...........................       761          316             781           126           88          114
     Business management fees................       507          121             520            84           59           76
     Custodian fees..........................        64           74              73            27           26           28
     Audit and tax fees......................        10           16              10            10           13           13
     Reports to investors....................        14            2              13             1           --           --
     Trustees' fees..........................         6            1               6             1            1            1
     Legal fees..............................         3            1               4             1            1            1
     Insurance expense.......................         2            1               2            --           --           --
     Other expenses..........................         2           --               2            --           --           --
                                               --------------------------------------------------------------------------------
            Total expenses...................     1,369          532           1,411           250          188          233
                                               --------------------------------------------------------------------------------
   Net investment income (loss)..............       642        1,306           4,549         1,222        1,889        1,193
                                               --------------------------------------------------------------------------------
   REALIZED AND UNREALIZED GAIN (LOSS) ON
     INVESTMENTS AND FOREIGN CURRENCIES:
   Net realized gain (loss) on investments...    26,272         (834)         (6,634)          481          696          394
   Net realized foreign exchange gain (loss)
     on other assets and liabilities.........       (25)          14              (4)           --            1           --
   Change in unrealized appreciation
     (depreciation) on investments...........    95,989       19,870         110,786         9,736        3,101       (1,927)
   Change in unrealized foreign exchange gain
     (loss) on other assets and
     liabilities.............................        16           (5)             13            --           (3)          --
                                               --------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) on
     investments and foreign currencies......   122,252       19,045         104,161        10,217        3,795       (1,533)
                                               --------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS...............  $122,894      $20,351        $108,710       $11,439       $5,684       $ (340)
                                               ================================================================================


                                                  CASH
                                               MANAGEMENT
                                                 SERIES
   -----------------------------------------------------------------
   NET INVESTMENT INCOME:
   Income:
     Interest................................     $201
     Dividends...............................       --
                                               ----------
            Total income*....................      201
                                               ----------
   EXPENSES:
     Advisory fees...........................       61
     Business management fees................       41
     Custodian fees..........................       26
     Audit and tax fees......................       13
     Reports to investors....................       --
     Trustees' fees..........................       --
     Legal fees..............................        1
     Insurance expense.......................       --
     Other expenses..........................       --
                                               ----------
            Total expenses...................      142
                                               ----------
   Net investment income (loss)..............       59
                                               ----------
   REALIZED AND UNREALIZED GAIN (LOSS) ON
     INVESTMENTS AND FOREIGN CURRENCIES:
   Net realized gain (loss) on investments...       --
   Net realized foreign exchange gain (loss)
     on other assets and liabilities.........       --
   Change in unrealized appreciation
     (depreciation) on investments...........       --
   Change in unrealized foreign exchange gain
     (loss) on other assets and
     liabilities.............................       --
                                               ----------
   Net realized and unrealized gain (loss) on
     investments and foreign currencies......       --
                                               ----------
   NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS...............     $ 59
                                               ==========

---------------
    * Net of foreign witholding taxes of $19; $198; $80 and $11 (in thousands) on Growth, International, Growth-Income and Asset Allocation Series, respectively.

    See Notes to Financial Statements.

---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    STATEMENT OF CHANGES IN NET ASSETS
    FOR THE SIX MONTHS ENDED AUGUST 31, 2003 (UNAUDITED)

    (DOLLARS AND SHARES IN THOUSANDS)

                                                                                                                       U.S.
                                                                                                                    GOVERNMENT/
                                                                                            ASSET      HIGH-YIELD    AAA-RATED
                                                GROWTH    INTERNATIONAL   GROWTH-INCOME   ALLOCATION      BOND      SECURITIES
                                                SERIES       SERIES          SERIES         SERIES       SERIES       SERIES
   ----------------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss)..............  $    642     $  1,306        $  4,549       $ 1,222      $  1,889     $  1,193
   Net realized gain (loss) on investments...    26,272         (834)         (6,634)          481           696          394
   Net realized foreign exchange gain (loss)
     on other assets and liabilities.........       (25)          14              (4)           --             1           --
   Change in unrealized appreciation
     (depreciation) on investments...........    95,989       19,870         110,786         9,736         3,101       (1,927)
   Change in unrealized foreign exchange gain
     (loss) on other assets and
     liabilities.............................        16           (5)             13            --            (3)          --
                                               --------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       resulting from operations.............   122,894       20,351         108,710        11,439         5,684         (340)
                                               --------------------------------------------------------------------------------
   DIVIDENDS AND DISTRIBUTIONS PAID TO
     SHAREHOLDERS:
   From net investment income................        --           --              --            --            --           --
   From net realized gains...................        --           --              --            --            --           --
                                               --------------------------------------------------------------------------------
   Total dividends and distributions paid to
     shareholders............................        --           --              --            --            --           --
                                               --------------------------------------------------------------------------------
   CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold.................    15,519        2,218          13,406         3,235         5,378        3,214
   Proceeds from shares issued for
     reinvestment of dividends and
     distributions...........................        --           --              --            --            --           --
   Cost of shares repurchased................   (38,504)     (10,938)        (41,631)       (8,070)      (10,106)     (17,220)
                                               --------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions............................   (22,985)      (8,720)        (28,225)       (4,835)       (4,728)     (14,006)
                                               --------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS:.................................    99,909       11,631          80,485         6,604           956      (14,346)
   NET ASSETS:
   Beginning of period.......................   440,839       94,491         469,337        72,758        49,402       75,188
                                               --------------------------------------------------------------------------------
   End of period.............................  $540,748     $106,122        $549,822       $79,362      $ 50,358     $ 60,842
                                               ================================================================================
   ---------------
   Accumulated undistributed net investment
     income (loss)...........................  $  1,333     $  2,127        $ 13,402       $ 3,654      $  6,082     $  4,180
                                               ================================================================================
   Shares issued and repurchased:
     Sold....................................       680          333             749           341           648          291
     Issued in reinvestment of dividends and
       distributions.........................        --           --              --            --            --           --
     Repurchased.............................    (1,701)      (1,662)         (2,367)         (856)       (1,194)      (1,551)
                                               --------------------------------------------------------------------------------
   Net increase (decrease)...................    (1,021)      (1,329)         (1,618)         (515)         (546)      (1,260)
                                               ================================================================================


                                                  CASH
                                               MANAGEMENT
                                                 SERIES
   ------------------------------------------  ----------
   OPERATIONS:
   Net investment income (loss)..............  $     59
   Net realized gain (loss) on investments...        --
   Net realized foreign exchange gain (loss)
     on other assets and liabilities.........        --
   Change in unrealized appreciation
     (depreciation) on investments...........        --
   Change in unrealized foreign exchange gain
     (loss) on other assets and
     liabilities.............................        --
                                               ----------
     Net increase (decrease) in net assets
       resulting from operations.............        59
                                               ----------
   DIVIDENDS AND DISTRIBUTIONS PAID TO
     SHAREHOLDERS:
   From net investment income................        --
   From net realized gains...................        --
                                               ----------
   Total dividends and distributions paid to
     shareholders............................        --
                                               ----------
   CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold.................    12,447
   Proceeds from shares issued for
     reinvestment of dividends and
     distributions...........................        --
   Cost of shares repurchased................   (23,102)
                                               ----------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions............................   (10,655)
                                               ----------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS:.................................   (10,596)
   NET ASSETS:
   Beginning of period.......................    41,233
                                               ----------
   End of period.............................  $ 30,637
                                               ==========
   ---------------
   Accumulated undistributed net investment
     income (loss)...........................  $    450
                                               ==========
   Shares issued and repurchased:
     Sold....................................     1,197
     Issued in reinvestment of dividends and
       distributions.........................        --
     Repurchased.............................    (2,222)
                                               ----------
   Net increase (decrease)...................    (1,025)
                                               ==========

    See Notes to Financial Statements.

                                                           ---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    STATEMENT OF CHANGES IN NET ASSETS
    FOR THE YEAR ENDED FEBRUARY 28, 2003

    (DOLLARS AND SHARES IN THOUSANDS)

                                                                                                                        U.S.
                                                                                                                     GOVERNMENT/
                                                                                             ASSET      HIGH-YIELD    AAA-RATED
                                                GROWTH     INTERNATIONAL   GROWTH-INCOME   ALLOCATION      BOND      SECURITIES
                                                SERIES        SERIES          SERIES         SERIES       SERIES       SERIES
   -----------------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss)..............  $     803     $  1,265        $   8,897      $  2,718     $  4,257     $  2,767
   Net realized gain (loss) on investments...    (14,684)      (2,222)           1,022          (720)      (3,333)         671
   Net realized foreign exchange gain (loss)
     on other assets and liabilities.........        (43)        (267)               8             1          (45)          --
   Change in unrealized appreciation
     (depreciation) on investments...........   (128,664)     (24,593)        (140,768)      (16,509)       1,441        1,669
   Change in unrealized foreign exchange gain
     (loss) on other assets and
     liabilities.............................         56          323                1            --            1           --
                                               ---------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       resulting from operations.............   (142,532)     (25,494)        (130,840)      (14,510)       2,321        5,107
                                               ---------------------------------------------------------------------------------
   DIVIDENDS AND DISTRIBUTIONS PAID TO
     SHAREHOLDERS:
   From net investment income................       (986)      (1,684)          (9,860)       (3,170)      (4,730)      (3,240)
   From net realized gains...................         --           --          (13,785)           --           --           --
                                               ---------------------------------------------------------------------------------
   Total dividends and distributions paid to
     shareholders............................       (986)      (1,684)         (23,645)       (3,170)      (4,730)      (3,240)
                                               ---------------------------------------------------------------------------------
   CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold.................     38,129        8,557           24,084         8,779        9,578       33,652
   Proceeds from shares issued for
     reinvestment of dividends and
     distributions...........................        986        1,684           23,645         3,170        4,730        3,240
   Cost of shares repurchased................   (141,249)     (31,771)        (114,224)      (18,184)     (13,352)     (22,057)
                                               ---------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions............................   (102,134)     (21,530)         (66,495)       (6,235)         956       14,835
                                               ---------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS...   (245,652)     (48,708)        (220,980)      (23,915)      (1,453)      16,702
   NET ASSETS:
   Beginning of period.......................    686,491      143,199          690,317        96,673       50,855       58,486
                                               ---------------------------------------------------------------------------------
   End of period.............................  $ 440,839     $ 94,491        $ 469,337      $ 72,758     $ 49,402     $ 75,188
                                               =================================================================================
   ---------------
   Accumulated undistributed net investment
     income (loss)...........................  $     691     $    821        $   8,853      $  2,432     $  4,193     $  2,987
                                               =================================================================================
   Shares issued and repurchased:
     Sold....................................      1,674        1,201            1,303           917        1,208        3,043
     Issued in reinvestment of dividends and
       distributions.........................         47          264            1,446           356          658          298
     Repurchased.............................     (6,497)      (4,672)          (6,323)       (1,928)      (1,681)      (2,013)
                                               ---------------------------------------------------------------------------------
   Net increase (decrease)...................     (4,776)      (3,207)          (3,574)         (655)         185        1,328
                                               =================================================================================


                                                  CASH
                                               MANAGEMENT
                                                 SERIES
   ------------------------------------------  ----------
   OPERATIONS:
   Net investment income (loss)..............  $    397
   Net realized gain (loss) on investments...        --
   Net realized foreign exchange gain (loss)
     on other assets and liabilities.........        --
   Change in unrealized appreciation
     (depreciation) on investments...........        --
   Change in unrealized foreign exchange gain
     (loss) on other assets and
     liabilities.............................        --
                                               ----------
     Net increase (decrease) in net assets
       resulting from operations.............       397
                                               ----------
   DIVIDENDS AND DISTRIBUTIONS PAID TO
     SHAREHOLDERS:
   From net investment income................    (1,338)
   From net realized gains...................        --
                                               ----------
   Total dividends and distributions paid to
     shareholders............................    (1,338)
                                               ----------
   CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold.................    67,857
   Proceeds from shares issued for
     reinvestment of dividends and
     distributions...........................     1,338
   Cost of shares repurchased................   (76,151)
                                               ----------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions............................    (6,956)
                                               ----------
   TOTAL INCREASE (DECREASE) IN NET ASSETS...    (7,897)
   NET ASSETS:
   Beginning of period.......................    49,130
                                               ----------
   End of period.............................  $ 41,233
                                               ==========
   ---------------
   Accumulated undistributed net investment
     income (loss)...........................  $    391
                                               ==========
   Shares issued and repurchased:
     Sold....................................     6,398
     Issued in reinvestment of dividends and
       distributions.........................       129
     Repurchased.............................    (7,183)
                                               ----------
   Net increase (decrease)...................      (656)
                                               ==========

    See Notes to Financial Statements.

---------------------

   O
---------------------

ANCHOR PATHWAY FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION: Anchor Pathway Fund (the "Fund") is a Massachusetts business Trust. Its Agreement and Declaration of Trust permits the issuance of an unlimited number of shares ($.01 par value per share) of beneficial interest in seven separate series, with shares of each series representing an interest in a separate portfolio of assets and operating as a distinct fund. The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Shares of the Fund are offered only to American Pathway II Variable Annuity, a separate account of AIG SunAmerica Life Assurance Company (formerly Anchor National Life Insurance Company) which offers annuity contracts. AIG SunAmerica Life Assurance Company is a wholly-owned subsidiary of AIG SunAmerica Life Insurance Company, an Arizona Corporation, which is a wholly-owned subsidiary of AIG SunAmerica, Inc., a Delaware Corporation, which in turn is a wholly-owned subsidiary of American International Group, Inc. ("AIG"), a Delaware Corporation.

The investment objectives for each series are as follows:

The GROWTH SERIES seeks growth of capital by investing primarily in common stocks or securities with common stock characteristics that demonstrate the potential for appreciation.

The INTERNATIONAL SERIES seeks long-term growth of capital by investing primarily in common stocks or securities with common stock characteristics of issuers that are domiciled outside the U.S., including those domiciled in developing countries.

The GROWTH-INCOME SERIES seeks growth of capital and income by investing primarily in common stocks or securities with common stock characteristics that demonstrate the potential for appreciation and dividends.

The ASSET ALLOCATION SERIES seeks high total return (including income and capital gains) consistent with preservation of capital over the long-term by investing in a diversified portfolio of common stocks, bonds and money market instruments. Under normal market conditions the portfolio will include:
40% - 80% in equity securities, 20% - 50% in fixed-income securities, and 0% - 40% in money market instruments.

The HIGH-YIELD BOND SERIES seeks high current income with capital appreciation as a secondary objective by investing under normal circumstances, at least 80% of net assets in higher yielding, higher risk, lower rated or unrated corporate bonds.

The U.S. GOVERNMENT/AAA-RATED SECURITIES SERIES seeks high current income consistent with prudent investment risk and preservation of capital by investing under normal circumstances, at least 80% of net assets in a combination of securities guaranteed (i.e., backed by the full faith and credit of the U.S. government) or sponsored by the U.S. Government and other debt securities rated in the highest rating category or unrated but determined to be of equivalent quality.

The CASH MANAGEMENT SERIES seeks high current yield while preserving capital by investing in high quality money market instruments.

INDEMNIFICATIONS: Under the Fund's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. In addition, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATIONS: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Securities listed on the NASDAQ exchange are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the securities is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price. Nonconvertible bonds, debentures, other long-term debt securities, and short-term securities with original or remaining maturities in excess of 60 days are valued at prices obtained for the day of valuation from a bond pricing service or a major dealer in bonds when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, an over-the-counter or exchange quotation at the mean of representative bid or asked prices may be used. Securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no
                                                           ---------------------
sale on the day of valuation, at the last reported bid price. If a security's price is available from more than one foreign exchange, the Fund uses the exchange that is the primary market for the security. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day. Securities for which quotations are not readily available or if a development/event occurs that may significantly impact the value of the securities then these securities are fair valued as determined pursuant to procedures adopted in good faith under the direction of the Fund's Trustees.

FOREIGN CURRENCY TRANSLATION: The books and records of the Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

  The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

  Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the statement of operations include realized foreign exchange gains and losses from currency gains or losses between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rate.

MORTGAGE-BACKED DOLLAR ROLLS: During the six months ended August 31, 2003, the U.S. Government/AAA-Rated Securities Series entered into dollar rolls using "to be announced" ("TBA") mortgage-backed securities ("TBA Rolls"). TBA transactions are recorded for book purposes, based on the type of the transaction. For TBA transactions that are entered into as financing transactions (selling a mortgage-backed security for delivery in the future and simultaneously contracting to purchase a substantially similar security at a specified future date), income is recorded for the difference between the current sale price and the lower forward price for the future purchase. For TBA transactions for which delivery of the security is accepted, the transaction is treated as a purchase/sale transaction and a realized gain or loss is recorded on the date that the transaction is entered into for the difference between the purchase and sale price. The U.S. Government/AAA-Rated Securities Series had TBA Rolls outstanding at period-end, which are included in the payable for investments purchased in the Statement of Assets and Liabilities.

INVESTMENT SECURITIES LOANED: During the six months ended August 31, 2003, the International Series participated in securities lending with qualified brokers. The International Series may lend portfolio securities to the extent of one-third of the Series' total assets. In lending portfolio securities to brokers, the Series receives cash as collateral against the loaned securities, which must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. The Series may use the cash collateral received to invest in short-term investments, which earn interest income or to cover bank overdrafts. Any interest earned from the investment of the collateral is recorded by the Series, net of the portion of interest that is rebated to the borrowing broker. If the amounts are used to cover bank overdrafts, the broker rebates incurred are reflected as interest expense on the Statement of Operations. As with other extensions of credit, should the borrower of the securities fail financially, the Series may bear the risk of delay in recovery or may be subject to replacing the loaned securities by purchasing them with the cash collateral held, which may be less than 100% of the market value of such securities at the time of replacement. At August 31, 2003, there were no securities on loan in the Fund.

SECURITIES TRANSACTIONS, DIVIDENDS, INVESTMENT INCOME AND EXPENSES: Security transactions are recorded on a trade date basis. Interest income is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date. For financial statements purposes, the Fund amortizes all premiums and accretes all discounts on fixed income securities. Gains and losses realized upon the sale of such securities are based on their identified cost. Funds which earn foreign income and capital gains may be subject to foreign withholding taxes at various rates.

  Common expenses incurred by the Fund are allocated among the series based upon their relative net asset values or other appropriate allocation methods. In all other respects, expenses are charged to each series as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

  Dividends from net investment income and capital gain distributions, if any, are paid annually.

  The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified as of the Fund's fiscal year end within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain (loss), and net assets are not affected.

---------------------

  It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provision is required. Each Fund is considered a separate entity for tax purposes.

FORWARD FOREIGN CURRENCY CONTRACTS: Certain series may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. On settlement date, the Fund records either realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

3. FEDERAL INCOME TAXES: The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, and derivatives transactions (dollars in thousands).

                                                                         FOR THE YEAR ENDED FEBRUARY 28, 2003
                                                           ----------------------------------------------------------------
                                                                  DISTRIBUTABLE EARNINGS              TAX DISTRIBUTIONS
                                                           -------------------------------------   ------------------------
                                                                                    UNREALIZED
                                                           ORDINARY   LONG-TERM    APPRECIATION    ORDINARY     LONG-TERM
                                                            INCOME      GAINS     (DEPRECIATION)    INCOME    CAPITAL GAINS
                                                           ----------------------------------------------------------------
    Growth Series........................................      690     (69,368)        37,311          986           --
    International Series.................................      852     (12,707)       (12,058)       1,684           --
    Growth-Income Series.................................   12,731      18,133        (93,226)      13,670        9,975
    Asset Allocation Series..............................    2,801      (1,056)        (8,227)       3,170           --
    High-Yield Bond Series...............................    4,200     (18,947)        (4,523)       4,730           --
    U.S. Government/AAA-Rated Securities Series..........    3,276      (1,581)         2,591        3,240           --
    Cash Management Series...............................      392          (1)            --        1,338           --

  The amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities were as follows (dollars in thousands):

                                                                          AS OF AUGUST 31, 2003
                                                           ---------------------------------------------------
                                                           AGGREGATE    AGGREGATE        NET
                                                           UNREALIZED   UNREALIZED   UNREALIZED      COST OF
                                                              GAIN        (LOSS)     GAIN (LOSS)   INVESTMENTS
                                                           ---------------------------------------------------
    Growth Series*.......................................   $152,033     $(18,733)    $133,300      $392,827
    International Series*#...............................     15,267       (7,455)       7,812        98,042
    Growth-Income Series*#...............................     83,904      (66,316)      17,588       530,177
    Asset Allocation Series*.............................      9,688       (8,179)       1,509        77,255
    High-Yield Bond Series*#.............................      3,139       (4,561)      (1,422)       50,263
    U.S. Government/AAA-Rated Securities Series*#........      1,640         (946)         694        62,453
    Cash Management Series...............................         --           --           --            --

                                                           AS OF FEBRUARY 28, 2003
                                                           -----------------------
                                                             CAPITAL      CAPITAL
                                                              LOSS         LOSS
                                                           CARRYOVER+    UTILIZED
                                                           -----------------------
    Growth Series*.......................................    $69,368       $ --
    International Series*#...............................     12,707         --
    Growth-Income Series*#...............................         --         --
    Asset Allocation Series*.............................      1,056        324
    High-Yield Bond Series*#.............................     18,947         --
    U.S. Government/AAA-Rated Securities Series*#........      1,581        284
    Cash Management Series...............................          1         --

---------------
  * Post 10/31/02 Capital Loss Deferrals: Growth Series $7,689, International Series $4,324, Growth-Income Series $22,261, Asset Allocation Series $1,698, High-Yield Bond Series $692.
  # Post 10/31/02 Currency Loss Deferrals: International Series $15,
    Growth-Income Series $6 and High-Yield Bond Series $18.
  + Net capital loss carryovers reported as of February 28, 2003, which are available to the extent provided in regulations to offset future capital gains. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed. These carryovers expire 2005-2011.

4. BUSINESS MANAGER AND INVESTMENT ADVISER: AIG SunAmerica Asset Management Corp. (the "Business Manager"), an indirect wholly-owned subsidiary of AIG, pursuant to a business management agreement, manages the business affairs and the administration of the Fund. For providing these services, the Business Manager receives a monthly fee which is accrued daily based on the average net assets of each series of the Fund. Except for the International Series, the Business Manager fee accrues at the annual rate of .24% on that portion of each series' average daily net assets not exceeding $30,000,000 and .20% on that

                                                           ---------------------
portion of the series' average daily net assets in excess of $30,000,000. The Business Manager fee for the International Series accrues at the annual rate of ..24% on the series' average daily net assets.

  Advisory fees paid to Capital Research and Management Company (the "Investment Adviser") are based on the net assets of each series at the following annual rates: .36% on that portion of each series' (except for the International Series) average daily net assets not exceeding $30,000,000 and .30% on that portion of the series' average net assets in excess of $30,000,000. The advisory fee for the International Series accrues at the annual rate of .66% on that portion of the series' average daily net assets not exceeding $60,000,000 and ..58% on that portion of the series' average daily net assets in excess of $60,000,000.

5. PURCHASES AND SALES OF SECURITIES: Information with respect to purchases and sales of long-term securities (dollars in thousands) for the six months ended August 31, 2003, were as follows (dollars in thousands):

                                                                                                            U.S.
                                                                                                         GOVERNMENT/
                                                                                ASSET                     AAA-RATED       CASH
                                    GROWTH    INTERNATIONAL   GROWTH-INCOME   ALLOCATION   HIGH-YIELD    SECURITIES    MANAGEMENT
                                    SERIES       SERIES          SERIES         SERIES     BOND SERIES     SERIES        SERIES
                                   ----------------------------------------------------------------------------------------------
   Purchases of portfolio
     securities..................   65,311       12,278          44,115          3,920       13,371         2,808           --
   Sales of portfolio
     securities..................  123,196       19,822          75,715         10,339        7,641         1,729           --
   U.S. government securities
     excluded above were as
     follows:
   Purchases of U.S. government
     securities..................       --           --              --          2,958           --        10,365           --
   Sales of U.S. government
     securities..................       --           --              --          2,594           --        12,142           --

6. COMMITMENTS AND CONTINGENCIES: The Fund has established committed and uncommitted lines of credit with State Street Bank and Trust Company, the Fund's custodian. Interest is currently payable at the Federal Funds rate plus 50 basis points on the committed line and State Street's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum for the daily unused portion of the $75 million committed line of credit, which is included in other expenses in the Statement of Operations. During the six months ended August 31, 2003, there were no borrowings under either line of credit.

7. INVESTMENT CONCENTRATION: Some of the Series may invest internationally, including in "emerging markets" countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investment, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities. At August 31, 2003, the International Series had 19.7% of its net assets invested in equity securities of companies domiciled in Japan.

8. OTHER INFORMATION: On or about January 16, 2004 pursuant to exemptive relief granted by the Securities and Exchange Commission, AIG SunAmerica Life Assurance Company will substitute shares of the Growth Series, International Series, Growth-Income Series, Asset Allocation Series, High-Yield Bond Series, U.S. Government/AAA-Rated Securities Series, and Cash Management Series of the Anchor Pathway Fund for class 3 shares of the Growth Fund, International Fund, Growth-Income Fund, Asset Allocation Fund, High-Income Bond Fund, U.S. Government/AAA-Rated Securities Fund, and Cash Management Fund of the American Funds Insurance Series.

---------------------

   O
---------------------

ANCHOR PATHWAY FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                  NET REALIZED      TOTAL      DIVIDENDS     DIVIDENDS
                        NET ASSET      NET        & UNREALIZED       FROM       DECLARED     FROM NET     NET ASSET
                          VALUE      INVEST-      GAIN (LOSS)      INVEST-      FROM NET     REALIZED       VALUE
       PERIOD           BEGINNING      MENT            ON            MENT      INVESTMENT     GAIN ON      END OF      TOTAL
        ENDED           OF PERIOD    INCOME@      INVESTMENTS     OPERATIONS     INCOME     INVESTMENTS    PERIOD     RETURN*
-----------------------------------------------------------------------------------------------------------------------------
                                                        Growth Series
             11/30/98    $43.82       $0.15          $10.18         $10.33       $(0.20)      $ (8.62)     $45.33      25.21%
              2/28/99#    45.33        0.04            6.52           6.56           --            --       51.89      14.47
              2/29/00     51.89        0.11           23.85          23.96        (0.22)       (14.94)      60.69      58.15
              2/28/01     60.69        0.29           (7.49)         (7.20)       (0.11)       (13.87)      39.51     (14.50)
              2/28/02     39.51        0.04           (5.03)         (4.99)       (0.28)        (8.88)      25.36     (12.81)
              2/28/03     25.36        0.03           (5.58)         (5.55)       (0.04)           --       19.77     (21.89)
           8/31/03(2)     19.77        0.03            5.62           5.65           --            --       25.42      28.58
                                                    International Series
             11/30/98    $16.27       $0.22          $ 2.31         $ 2.53       $(0.27)      $ (4.44)     $14.09      14.56%
              2/28/99#    14.09          --            1.56           1.56           --            --       15.65      11.07
              2/29/00     15.65        0.11            8.68           8.79        (0.46)        (2.30)      21.68      65.36
              2/28/01     21.68        0.22           (4.90)         (4.68)       (0.06)        (2.07)      14.87     (22.31)
              2/28/02     14.87        0.12           (1.41)         (1.29)       (0.26)        (5.81)       7.51      (7.78)
              2/28/03      7.51        0.07           (1.53)         (1.46)       (0.10)           --        5.95     (19.51)
           8/31/03(2)      5.95        0.09            1.26           1.35           --            --        7.30      22.69
                                                    Growth-Income Series
             11/30/98    $37.03       $0.62          $ 4.91         $ 5.53       $(0.71)      $ (6.80)     $35.05      15.07%
              2/28/99#    35.05        0.15            1.45           1.60           --            --       36.65       4.56
              2/29/00     36.65        0.65            1.03           1.68        (0.88)       (10.09)      27.36       2.79
              2/28/01     27.36        0.65            3.97           4.62        (0.69)        (7.37)      23.92      18.10
              2/28/02     23.92        0.31(1)        (0.65)(1)      (0.34)       (0.62)        (2.21)      20.75      (1.01)
              2/28/03     20.75        0.28           (4.42)         (4.14)       (0.33)        (0.47)      15.81     (20.09)
           8/31/03(2)     15.81        0.16            3.62           3.78           --            --       19.59      23.91
                                                   Asset Allocation Series
             11/30/98    $16.50       $0.55          $ 0.98         $ 1.53       $(0.61)      $ (2.08)     $15.34       9.28%
              2/28/99#    15.34        0.14            0.08           0.22           --            --       15.56       1.43
              2/29/00     15.56        0.50            0.52           1.02        (0.85)        (2.96)      12.77       6.57
              2/28/01     12.77        0.48            1.35           1.83        (0.56)        (1.86)      12.18      15.13
              2/28/02     12.18        0.35(1)        (0.29)(1)       0.06        (0.50)        (1.18)      10.56       0.75
              2/28/03     10.56        0.31           (1.93)         (1.62)       (0.38)           --        8.56     (15.52)
           8/31/03(2)      8.56        0.15            1.23           1.38           --            --        9.94      16.12
                                                   High-Yield Bond Series
             11/30/98    $14.05       $1.22          $(0.73)        $ 0.49       $(1.39)      $ (0.32)     $12.83       3.22%
              2/28/99#    12.83        0.31           (0.25)          0.06           --            --       12.89       0.47
              2/29/00     12.89        1.09           (1.33)         (0.24)       (2.09)        (0.47)      10.09      (1.63)
              2/28/01     10.09        0.92           (0.21)          0.71        (1.46)           --        9.34       7.96
              2/28/02      9.34        0.82(1)        (0.79)(1)       0.03        (1.09)           --        8.28       0.24
              2/28/03      8.28        0.70           (0.36)          0.34        (0.82)           --        7.80       4.95
           8/31/03(2)      7.80        0.30            0.61           0.91           --            --        8.71      11.67
                                         U.S. Government/AAA-Rated Securities Series
             11/30/98    $11.10       $0.68          $ 0.23         $ 0.91       $(0.94)      $    --      $11.07       8.70%
              2/28/99#    11.07        0.17           (0.21)         (0.04)          --            --       11.03      (0.36)
              2/29/00     11.03        0.68           (0.52)          0.16        (0.99)           --       10.20       1.78
              2/28/01     10.20        0.63            0.64           1.27        (0.83)           --       10.64      12.98
              2/28/02     10.64        0.55(1)         0.15(1)        0.70        (0.65)           --       10.69       6.53
              2/28/03     10.69        0.45            0.41           0.86        (0.49)           --       11.06       8.12
           8/31/03(2)     11.06        0.23           (0.30)         (0.07)          --            --       10.99      (0.63)
                                                   Cash Management Series
             11/30/98    $11.31       $0.54          $   --         $ 0.54       $(0.83)      $    --      $11.02       5.04%
              2/28/99#    11.02        0.12              --           0.12           --            --       11.14       1.09
              2/29/00     11.14        0.51              --           0.51        (0.57)           --       11.08       4.74
              2/28/01     11.08        0.63              --           0.63        (0.69)           --       11.02       5.76
              2/28/02     11.02        0.29           (0.01)          0.28        (0.68)           --       10.62       2.57
              2/28/03     10.62        0.09            0.01           0.10        (0.33)           --       10.39       0.94
           8/31/03(2)     10.39        0.02           (0.01)          0.01           --            --       10.40       0.10

                                                 RATIO OF NET
                       NET ASSETS    RATIO OF     INVESTMENT
                         END OF      EXPENSES       INCOME      PORTFOLIO
       PERIOD            PERIOD     TO AVERAGE    TO AVERAGE    TURNOVER
        ENDED           (000'S)     NET ASSETS    NET ASSETS      RATE
---------------------  --------------------------------------------------
                                         Growth Series
             11/30/98  $  836,355      0.54%          0.34%       32.37%
              2/28/99     907,320      0.55+          0.34+        5.75
              2/29/00   1,251,933      0.54           0.20        29.85
              2/28/01     934,195      0.55           0.52        40.05
              2/28/02     686,491      0.56           0.13        13.32
              2/28/03     440,839      0.55           0.15        25.35
           8/31/03(2)     540,748      0.54+          0.26+       14.13
                                      International Series
             11/30/98  $  193,763      1.03%          1.50%       60.19%
              2/28/99     204,521      1.05+         (0.08)+       5.28
              2/29/00     298,974      1.04           0.65        15.52
              2/28/01     193,042      1.00           1.18        59.68
              2/28/02     143,199      1.09           1.07        19.64
              2/28/03      94,491      1.02           1.06        47.19
           8/31/03(2)     106,122      1.05+          2.58+       13.54
                                      Growth-Income Series
             11/30/98  $  915,994      0.54%          1.76%       32.42%
              2/28/99     914,110      0.55+          1.63+        7.57
              2/29/00     787,940      0.54           1.96        32.46
              2/28/01     793,681      0.55           2.37        34.01
              2/28/02     690,317      0.56           1.38(1)     28.86
              2/28/03     469,337      0.55           1.54        25.29
           8/31/03(2)     549,822      0.55+          1.76+        9.25
                                    Asset Allocation Series
             11/30/98  $  134,069      0.58%          3.56%       31.43%
              2/28/99     129,800      0.62+          3.57+        9.77
              2/29/00     111,474      0.60           3.50        29.03
              2/28/01     109,834      0.61           3.69        14.43
              2/28/02      96,673      0.65           3.02(1)     10.51
              2/28/03      72,758      0.64           3.21        24.03
           8/31/03(2)      79,362      0.64+          3.23+        9.42
                                     High-Yield Bond Series
             11/30/98  $  100,061      0.60%          9.18%       78.82%
              2/28/99      91,248      0.67+          9.61+       12.05
              2/29/00      67,629      0.66           9.70        46.72
              2/28/01      60,726      0.71           9.42        29.26
              2/28/02      50,855      0.75           9.01(1)     69.21
              2/28/03      49,402      0.73           8.85        39.31
           8/31/03(2)      50,358      0.71+          7.01+       16.53
                          U.S. Government/AAA-Rated Securities Series
             11/30/98  $   79,685      0.63%          6.20%      163.75%
              2/28/99      75,281      0.70+          6.08+       29.54
              2/29/00      59,747      0.67           6.41        49.34
              2/28/01      57,544      0.72           6.01        74.76
              2/28/02      58,486      0.74           5.11(1)    115.42
              2/28/03      75,188      0.67           4.14        53.55
           8/31/03(2)      60,842      0.66+          4.01+       20.04
                                     Cash Management Series
             11/30/98  $   63,826      0.63%          4.91%          --%
              2/28/99      82,247      0.69+          4.40+          --
              2/29/00      69,693      0.64           4.65           --
              2/28/01      50,042      0.72           5.61           --
              2/28/02      49,130      0.78           2.61           --
              2/28/03      41,233      0.74           0.90           --
           8/31/03(2)      30,637      0.82+          0.34+          --

---------------

@  Calculated based upon average shares outstanding

* Total return is not annualized and does not reflect expenses that apply to the separate accounts of AIG Sun America Life Assurance Company. If such expenses had been included, total return would have been lower for each period presented.

#  The Series changed its fiscal year end from November 30 to February 28.

+  Annualized

(1) As discussed in the Notes to the Financial Statements, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount and amortizing premium on debt securities. The per share effect of this changes for the year ended February 28, 2002 on net investment income (with the offset to net realized and unrealized gains and losses) was 0.00, (0.01), 0.01, and (0.03) for the Growth-Income Series, Asset Allocation Series, High-Yield Bond Series, and U.S. Government/AAA-Rated Securities Series, respectively. The effect of this change on the ratio of net investment income to average net assets was 0.00%, (0.06)%, 0.08%, and (0.26)% for the Growth-Income Series, Asset Allocation Series, High-Yield Bond Series, and U.S. Government/AAA-Rated Securities Series, respectively. Per share information and the ratios for the years prior to February 28, 2002 have not been restated to reflect this change in accounting policy.

(2) Unaudited

See Notes to Financial Statements.
                                                           ---------------------

   O
---------------------

ANCHOR PATHWAY FUND
TRUSTEE INFORMATION (UNAUDITED)

  The following table contains information regarding the Trustees that oversee operations of the Portfolios and other investment companies within the Fund complex.

                                                                                       NUMBER OF
                                                                                     PORTFOLIOS IN
        NAME,                                                                        FUND COMPLEX
     ADDRESS AND       POSITION HELD   DATE SERVICE      PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH*       WITH TRUST        BEGAN            DURING PAST 5 YEARS        TRUSTEE(1)
   --------------      -------------   ------------   -----------------------------  -------------
INDEPENDENT TRUSTEES
Carl D. Covitz           Trustee       Feb. 2001      Owner and President, Landmark    59
DOB: March 31, 1939                                   Capital, Inc. (since 1973)
Monica C. Lozano         Trustee       Dec. 1998      President and Chief Operating    59
DOB: July 21, 1956                                    Officer (since 2000) La
                                                      Opinion (newspaper publishing
                                                      concern) and Associate
                                                      Publisher (1991-1999) and
                                                      Executive Editor (1995-1999)
                                                      thereof
Gilbert T. Ray           Trustee       Feb. 2001      Retired Partner, O'Melveny &     59
DOB: September 18,                                    Myers LLP (since 2000); and
1944                                                  Attorney (1972-2000) thereof
Allan L. Sher            Trustee       Jan. 1997      Retired Brokerage Executive      59
DOB: October 19, 1931                                 (since 1992)
Bruce G. Willison        Trustee       Feb. 2001      Dean, Anderson School at UCLA    59
DOB: October 16, 1948                                 (since 1999)
INTERESTED TRUSTEE
Jana W. Greer(3)       Trustee and     Feb. 2001      President, AIG SunAmerica        59
DOB: December 30,        Chairman                     Retirement Markets, Inc.
1951                                                  (since 1996); and Executive
                                                      Vice President thereof
                                                      (1994-1996); Senior Vice
                                                      President and Director, AIG
                                                      SunAmerica, Inc. (since 1991)


        NAME,
     ADDRESS AND              OTHER DIRECTORSHIPS HELD
   DATE OF BIRTH*                  BY TRUSTEE(2)
   --------------      --------------------------------------
INDEPENDENT TRUSTEES
Carl D. Covitz         Trustee, SunAmerica Series Trust
DOB: March 31, 1939    ("SAST") and Seasons Series Trust
                       ("Seasons"); Director, Kayne Anderson
                       Mutual Funds (since 1995); Director,
                       Arden Realty, Inc. (since 1995).
Monica C. Lozano       Trustee, SAST and Seasons; Trustee,
DOB: July 21, 1956     University of Southern California
                       (since 1991); Director, California
                       Healthcare Foundation (since 1998);
                       Director, Tenet Healthcare Corporation
                       (since 2002); Director, The Walt
                       Disney Company (since 2000); Director,
                       Union Bank of California (since 2001).
Gilbert T. Ray         Trustee, SAST and Seasons; Director,
DOB: September 18,     Advance Auto Parts, Inc. (retail auto
1944                   and home supply store) (since 2002);
                       Director, Watts, Wyatt & Company
                       (services-management consulting
                       services) (since 2000).
Allan L. Sher          Trustee, SAST and Seasons; Director,
DOB: October 19, 1931  Bowl America, Inc. (since 1997).
Bruce G. Willison      Trustee, SAST and Seasons; Director,
DOB: October 16, 1948  Nordstrom, Inc. (since 1997);
                       Director, Homestore, Inc. (real estate
                       agents and managers) (since 2003);
                       Director, Healthnet International,
                       Inc. (business services) (since 2000).
INTERESTED TRUSTEE
Jana W. Greer(3)       Trustee, SAST and Seasons; Director,
DOB: December 30,      National Association for Variable
1951                   Annuities (since 1999).

---------------
 * The business address for each Trustee is 1 SunAmerica Center, Los Angeles, CA 90067-6022.
(1) The "Fund Complex" consists of all registered investment company portfolios for which SAAMCo serves as investment advisor or business manager. The "Fund Complex" includes the SunAmerica Equity Funds (7 funds), SunAmerica Income Funds (6 funds), SunAmerica Money Market Funds (2 funds), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Strategic Investment Series, Inc. (7 funds), SunAmerica Style Select Series, Inc. (15 portfolios), Anchor Pathway Fund (7 funds), Anchor Series Trust (8 portfolios), Seasons Series Trust (19 portfolios), SunAmerica Series Trust (33 portfolios), VALIC Company I (22 funds), and VALIC Company II (15 funds).
(2) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. "public companies") or other investment companies registered under the Investment Company Act of 1940.
(3) Interested Trustee, as defined within the Investment Company Act of 1940 because she serves as President of AIG SunAmerica Retirement Markets, Inc.

  Additional information concerning the Trustees is contained in the Statement of Additional Information and is available without charge by calling (800) 445-SUN2.

---------------------

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                                                           ---------------------

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

---------------------

[AIG SunAmerica LOGO]
         1 SunAmerica Center
       Los Angeles, California 90067-6022

       ADDRESS SERVICE REQUESTED

THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS
                ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.

                              P-1201-SAR (R 10/03)

--------------------------------------------------------------------------------

                                                                 Presorted

                                                                 Standard
                                                             U.S. Postage Paid
                                                                Towne, Inc.

--------------------------------------------------------------------------------

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Reserved.

Item 9. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

(b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)   Not applicable.

(b) (1) Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

      (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Anchor Pathway Fund

By: /s/ Robert M. Zakem
Robert M. Zakem President
Date: November 7, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Robert M. Zakem
Robert M. Zakem President

Date: November 7, 2003

By: /s/ Donna M. Handel
Donna M. Handel
Treasurer

Date: November 7, 2003